October 31, 2001

Annual Report

Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund

Victory Funds
LOGO(R)

The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                              Table of Contents


Shareholder Letter                                                    2


Financial Statements

Schedules of Investments                                              3

Statements of Assets and Liabilities                                 26

Statements of Operations                                             28

Statements of Changes in Net Assets                                  30

Financial Highlights                                                 32


Notes to Financial Statements                                        37


Report of Independent Accountants                                    42

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Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. During these tumultuous times, we continue working to ensure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory Funds 2001 Money Market Annual Report.

The events of the past few months have deeply affected us all. We share the shock and outrage over the senseless terrorist attacks on September 11th and subsequent biological harassment. Our deepest sympathies are extended to the families and friends of those who are affected. We also send our continued thoughts and prayers to those whose lives are disrupted and in harms way fighting this war against terrorism.

Our advisor, Victory Capital Management Inc., is constantly monitoring the economic environment, as it has been for the last 100 years. Our deep and experienced team of investment professionals remains in place to manage your assets prudently through these extraordinary times and according to time-tested principles:

Truth in Labeling  Strict Adherence to Each Fund's Objective and Style

Discipline  A Rigorous Multi-Step Security Selection Process

Teamwork  Portfolio Managers Backed by Teams of Expert Analysts

Guidance  Providing You With the Educational and Market Information You Need

Performance  Seeking Optimal Returns at Reasonable Risk Levels

History suggests that disruptions in the markets following significant events in U.S. history are short term. Any reaction is generally short-lived and has proven to be of little consequence to the long-term investor. These turbulent times further emphasize the need for a diverse portfolio. I'm confident you will find our money market family of funds continues to offer liquidity and competitive yields.*

More relevant news and information can be found on our Web site
(www.victoryfunds.com). There you will also find information relating to our funds' performance and articles from third parties and the press highlighting the various aspects of many of our funds. Or feel free to contact the Victory Funds Service Center (1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

*An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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THE VICTORY PORTFOLIOS                               Schedules of Investments
Gradison Government Reserves Fund                            October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

U.S. Government Agencies (72.3%)

Federal Farm Credit Bank (24.2%):
2.48%*, 11/1/01                           $ 75,000  $   75,000
2.48%*, 11/1/01, MTN                        75,000      75,000
2.49%*, 11/1/01                             40,000      40,000
4.62%, 11/2/01                              25,000      24,997
2.31%*, 11/5/01**                           93,750      93,750
3.83%, 11/7/01                              35,956      35,933
2.37%*, 11/11/01, MTN                       50,000      50,000
2.39%*, 11/15/01**                         600,000     600,000
2.22%*, 11/28/01, MTN                       25,000      25,000
6.63%, 2/1/02                               19,995      20,129
3.45%, 9/4/02                               25,000      24,978

                                                     1,064,787

Federal Home Loan Bank (29.0%):
2.47%*, 11/1/01                             25,000      24,999
2.40%, 11/2/01                             400,000     399,974
2.43%*, 11/6/01                             25,000      25,000
2.49%*, 11/7/01                             25,000      24,988
2.39%, 11/9/01                             163,225     163,138
2.44%*, 11/9/01                             50,000      49,991
2.40%, 11/14/01                            250,000     249,784
2.36%*, 11/15/01                            50,000      49,996
2.35%*, 11/20/01                            50,000      49,996
3.34%*, 11/28/01                            40,000      40,000
3.27%, 12/7/01                              50,000      49,837
5.13%, 2/26/02                              20,000      20,104
4.30%, 5/21/02                              25,000      25,000
3.88%, 8/8/02                              100,000     100,021

                                                     1,272,828

Student Loan Marketing Assoc. (16.8%):
2.46%, 11/1/01                             170,111     170,110
2.24%*, 11/6/01                             25,000      25,000
2.27%*, 11/6/01                             60,000      59,994
2.34%*, 11/6/01                            100,000     100,000
2.46%*, 11/6/01                             24,540      24,540
2.51%*, 11/6/01, MTN                        29,500      29,500
2.02%, 11/21/01                            100,000      99,888
2.17%*, 1/25/02, MTN                       100,000     100,000
3.62%, 4/15/02                              14,850      14,604
3.75%, 7/1/02, MTN                          14,219      14,246
3.76%, 7/16/02, MTN                         25,000      25,000
2.65%, 10/25/02                             25,000      25,000
2.25%, 11/25/02                             50,000      50,000

                                                       737,882

Tennessee Valley Authority (2.3%):
2.30%, 11/9/01                             100,000      99,949

Total U.S. Government Agencies
(Amortized Cost $3,175,446)                          3,175,446


                                         Principal   Amortized
Security Description                       Amount      Cost

U.S. Treasury Obligations (28.7%)

U.S. Treasury Bills (10.8%):
3.32%, 11/8/11                            $100,000  $   99,935
3.34%, 11/15/01                            200,000     199,740
3.33%, 11/29/01                             50,000      49,871
3.35%, 12/6/01                              50,000      49,837
3.44%, 1/24/02                              75,000      74,398

                                                       473,781

U.S. Treasury Notes (17.9%):
5.88%, 11/30/01                            350,000     350,736
6.25%, 2/28/02                              25,000      25,194
6.63%, 3/31/02                              50,000      50,618
6.63%, 5/31/02                              50,000      50,848
5.88%, 9/30/02                              50,000      51,539
6.00%, 9/30/02                              50,000      51,101
5.75%, 10/31/02                            200,000     206,628

                                                       786,664

Total U.S. Treasury Obligations
(Amortized Cost $1,260,445)                          1,260,445

Total Investments
(Amortized Cost $4,435,891) (a) -- 101.0%            4,435,891

Liabilities in excess of other assets -- (1.0)%       (41,763)

TOTAL NET ASSETS -- 100.0%                          $4,394,128

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001. The date reflects the next rate change date.

** A put provision exists allowing the Fund to require the redemption of the investment upon seven days of notice.

MTN -- Medium Term Note

                      See notes to financial statements.

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THE VICTORY PORTFOLIO                                Schedules of Investments
Prime Obligations Fund                                       October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

Certificates of Deposit (3.3%)

ABN-AMRO North American Bank,
   4.17%, 6/24/02                         $ 50,000  $   49,995
State Street Bank & Trust Corp.,
   2.28%, 12/3/01                           30,000      30,001
Toronto Dominion,
   4.18%, 7/31/02                           20,000      20,001

Total Certificates of Deposit
(Amortized Cost $99,997)                                99,997

Commercial Paper (54.2%)

ABB Treasury Center,
   2.45%, 11/20/01 (b)                      75,000      74,903
Asset Securitization Capital Corp.,
   2.60%, 11/14/01 (b)                      50,000      49,953
BP Amoco,
   2.64%, 11/1/01                          100,000     100,000
Bristol-Myer Squibb,
   2.27%, 11/20/01                         100,000      99,880
Delaware Funding Corp.,
   2.54%, 11/2/01 (b)                       28,112      28,110
Delaware Funding Corp.,
   2.48%, 11/16/01 (b)                      60,000      59,939
Edison Asset Securitization,
   2.50%, 11/9/01 (b)                      100,000      99,944
Fleet Funding Corp.,
   2.50%, 11/6/01 (b)                       70,000      69,976
Fountain Square Commercial Funding,
   2.52%, 11/5/01 (b)                       34,297      34,287
Fountain Square Commercial Funding,
   3.35%, 12/6/01 (b)                       20,000      19,935
Fuji Photo Finance,
   2.37%, 12/14/01                          40,000      39,887
General Dynamics Corp.,
   2.45%, 11/8/01 (b)                       54,000      53,974
General Electric Capital Corp.,
   2.64%, 11/1/01                           70,000      70,000
General Electric Capital Corp.,
   2.46%, 12/18/01                          22,000      21,929
General Electric Capital Corp.,
   2.25%, 1/31/02                           30,000      29,829
Koch Industries,
   2.63%, 11/1/01 (b)                       43,509      43,509
Marsh & McLennan Co., Inc.,
   2.65%, 11/1/01 (b)                       15,000      15,000
Mont Blanc Capital Corp.,
   2.50%, 11/13/01 (b)                      25,000      24,979
Mont Blanc Capital Corp.,
   2.30%, 12/3/01 (b)                       31,413      31,349
Monte Rosa Capital Corp.,
   2.49%, 11/7/01 (b)                       50,000      49,979
National Cooperative Services,
   2.48%, 11/15/01 (b)                      51,403      51,353
National Rural Utilities,
   2.20%, 12/7/01                           50,000      49,890


                                         Principal   Amortized
Security Description                       Amount      Cost

Peacock Funding,
   2.53%, 11/7/01 (b)                     $ 45,994  $   45,975
Procter & Gamble,
   2.15%, 1/18/02                            6,680       6,649
Salomon Smith Barney, Inc.,
   2.54%, 11/7/01                          100,000      99,957
SBC Communications, Inc.,
   3.10%, 11/15/01 (b)                     100,000      99,879
Sweetwater Capital Corporation,
   2.50%, 11/15/01 (b)                      32,919      32,887
Texas Agricultural Finance,
   3.32%, 11/29/01                          24,000      23,938
UBS Finance Corp.,
   2.65%, 11/1/01                          100,000     100,001
Verizon Global Funding Corp.,
   2.91%*, 12/20/01**                      100,000      99,975
Walt Disney Company,
   3.62%, 3/8/02                            24,100      23,792

Total Commercial Paper
(Amortized Cost $1,651,658)                          1,651,658

Corporate Bonds (31.9%)

Amerifreeze Partners I,
   3.12%*, 11/1/01**,
   LOC Sky Bank                              5,000       5,000
AT&T Capital Corp.,
   5.86%, 4/26/02                            5,000       5,047
Bank One NA, Illinois,
   3.60%*, 12/7/01**                        10,000      10,002
Beneficial Corp.,
   2.81%*, 1/2/02**, MTN                    22,000      22,021
Carenet Health Systems,
   2.60%*, 11/1/01**,
   LOC Bank of America                       5,600       5,600
Champion Brands, Inc.,
   2.60%*, 11/1/01**,
   LOC Bank of America                       7,000       7,000
CIT Group, Inc.,
   2.73%*, 11/13/01**, MTN                  25,000      25,023
CIT Group, Inc.,
   2.84%*, 11/1/01**, MTN                   10,000      10,015
Finley Distributing Co.,
   2.60%*, 11/1/01**,
   LOC Bank of America                      12,000      12,000
Ford Motor Credit Co.,
   3.71%*, 11/16/01**, MTN                   5,000       5,000
Ford Motor Credit Co.,
   3.23%*, 12/19/01**, MTN                   5,000       5,000
Ford Motor Credit Co.,
   2.49%*, 1/22/02**, MTN                    7,000       6,999
Ford Motor Credit Co.,
   6.50%, 2/28/02                           13,790      13,890
Ford Motor Credit Co.,
   3.26%*, 12/19/01**, MTN                   6,510       6,512
Ford Motor Credit Co.,
   3.72%*, 11/23/01**, MTN                  10,000       9,999

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Prime Obligations Fund                                       October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

Ford Motor Credit Co.,
   2.72%*, 1/16/02**, MTN                 $ 24,500  $   24,522
General Motors Acceptance Corp.,
   5.35%, 12/7/01                            5,000       5,006
General Motors Acceptance Corp.,
   5.50%, 12/15/01                           9,000       8,996
General Motors Acceptance Corp.,
   3.35%*, 12/17/01**, MTN                  20,000      20,004
General Motors Acceptance Corp.,
   2.53%*, 1/15/02**, MTN                   15,000      15,002
General Motors Acceptance Corp.,
   3.33%*, 12/17/01**, MTN                  10,000      10,001
General Motors Acceptance Corp.,
   2.44%*, 1/29/01**, MTN                   31,000      30,998
Goldman Sachs Group, Inc.,
   2.65%*, 11/19/01**, MTN                  10,000      10,001
Goldman Sachs Group, Inc.,
   2.61%*, 1/14/02**, MTN                    7,500       7,503
Goldman Sachs Group, Inc.,
   2.82%*, 12/21/01**, MTN                  45,000      44,999
Hoseki Homes I,
   2.77%*, 11/1/01**,
   LOC Huntington National Bank              5,000       5,000
Household Finance Corp.,
   2.59%*, 11/26/01**, MTN                  20,000      20,014
Household Finance Corp.,
   3.71%*, 11/26/01**, MTN                  11,000      11,013
Huntington National Bank,
   3.05%*, 12/19/01**, MTN                  50,000      49,978
Jim M. & Melinda A. Schwerkoske Project,
   Lucas County, Ohio,
   3.12%*, 11/1/01**,
   LOC Mid American National Bank            9,805       9,805
John Deere Capital Corp.,
   2.38%*, 1/14/02**, MTN                   33,000      32,997
John Deere Capital Corp., Series D,
   3.72%*, 11/6/01**, MTN                   10,000      10,000
JP Extrusions Inc.,
   2.60%*, 11/1/01**,
   LOC Bank One                              9,730       9,730
Merrill Lynch & Co.,
   3.05%*, 11/1/01**, MTN                    5,000       5,005
Merrill Lynch & Co.,
   2.50%*, 1/24/02**, MTN                   15,000      14,999
Merrill Lynch & Co.,
   3.75%*, 11/13/02**, MTN                  16,000      16,033
Merrill Lynch & Co.,
   2.49%*, 11/20/01**, MTN                  35,000      35,000
Merrill Lynch & Co., Series B,
   4.05%*, 11/1/01**, MTN                    2,225       2,227
Merrill Lynch & Co., Series B,
   3.63%*, 11/2/01**, MTN                   15,000      15,026
Morgan Stanley Dean Witter,
   2.50%, 11/8/01                           50,000      49,976
Morgan Stanley Dean Witter, Series C,
   3.69%*, 12/11/01**, MTN                   5,000       5,001


                                         Principal   Amortized
Security Description                       Amount      Cost

Morgan Stanley Dean Witter, Series C,
   2.44%*, 1/28/02**, MTN                 $ 35,800  $   35,815
National Rural Utilities,
   5.10%, 2/5/02                             5,000       4,999
Pomeroy Investments,
   2.70%*, 11/1/01**,
   LOC US Bancorp                            3,150       3,150
Primex Funding Corp.,
   2.55%*, 11/1/01**, LOC Bank One           8,300       8,300
Prudential Funding Corp.,
   3.66%*, 11/16/01**, MTN                  10,000      10,004
Richfield Technology Associates LLC,
   2.70%*, 11/1/01**,
   LOC US Bancorp                            4,305       4,305
RKS LLC Health Care,
   2.60%*, 11/7/01**,
   LOC AmSouth Bank                          8,900       8,900
Salomon Smith Barney Holdings Inc.,
   Series H, 2.46%*, 1/28/02**, MTN         35,000      35,016
SeaRiver Maritime, Inc.,
   2.70%*, 11/1/01**                        26,700      26,700
Sigma Finance, Inc.,
   2.51%*, 11/5/01**                        20,000      20,000
Sigma Finance, Inc.,
   2.41%*, 11/26/01**                       60,000      59,996
Southwestern Ohio Steel,
   2.70%*, 11/1/01**,
   LOC US Bancorp                            6,860       6,860
Transamerica Finance Corp.,
   3.41%*, 12/14/01**                       30,000      30,011
Wells Fargo Bank,
   2.44%, 11/30/01                         100,000     100,000

Total Corporate Bonds
(Amortized Cost $972,000)                              972,000

Municipal Bonds (0.5%)

Kansas (0.1%):
Olathe Kansas,
   2.60%*, 11/1/01**,
   LOC Bank of America                       5,000       5,000

Kentucky (0.2%):
Maruga Series 1999-A,
   2.70%*, 11/1/01**,
   LOC Fifth Third Bank                      5,400       5,400

North Carolina (0.2%)
Roman Catholic Diocese,
   Raleigh, North Carolina,
   2.60%*, 11/1/01**,
   LOC Bank of America                       6,270       6,270

Total Municipal Bonds
(Amortized Cost $16,670)                                16,670

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Prime Obligations Fund                                       October 31, 2001
(Amounts in Thousands)

                                                       Amortized
                                         Principal    Cost/Market
Security Description                       Amount        Value

Repurchase Agreement (8.0%)

Salomon Smith Barney, Inc.,
   2.62%, 11/1/01,
   (Collateralized by
   $213,429 various U.S.
   Government Securities,
   6.50%-8.00%, 7/1/30-10/1/31,
   market value $127,500)                 $125,000  $  125,000
UBS Warburg,
   2.62%, 11/1/01,
   (Collateralized by
   $113,205 various U.S.
   Government Securities,
   5.38%-5.85%, 2/14/06-2/15/06,
   market value $120,070)                  117,715     117,715

Total Repurchase Agreement
(Cost $242,715)                                        242,715

U.S. Government Agencies (5.4%)

Federal Home Loan Bank (2.5%):
6.70%, 12/19/01                             10,000      10,034
3.57%, 1/16/02                              41,000      40,810
5.00%, 2/25/02                              25,000      25,106

                                                        75,950

Federal Home Loan Mortgage
Corporation (0.5%):
5.50%, 5/15/02                              14,545      14,673

Federal National Mortgage
  Association (2.4%):
2.51%*, 11/6/01**                           25,000      25,000
3.50%, 1/17/02                              50,000      49,761

                                                        74,761

Total U.S. Government Agencies
(Amortized Cost $165,384)                              165,384

Total Investments
(Amortized Cost $3,148,424) (a) -- 103.3%            3,148,424

Liabilities in excess of other assets -- (3.3)%      (101,934)

TOTAL NET ASSETS -- 100.0%                          $3,046,490

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Financial Reserves Fund                                      October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

Bankers Acceptance (2.3%)

Fifth Third Bank, 2.35, 4/8/02             $ 5,000    $  4,948
Toronto Dominion, 3.43%, 2/11/02            12,500      12,379

Total Bankers Acceptance
(Amortized Cost $17,327)                                17,327

Certificates of Deposit (1.1%)

Toronto Dominion, 4.18%, 7/31/02             8,000       8,001

Total Certificates of Deposit
(Amortized Cost $8,001)                                  8,001

Commercial Paper (48.6%)

Asset Securitization Capital Corp.,
   2.47%, 11/14/01 (b)                      15,000      14,987
Baker Hughes, Inc.,
   2.78%, 12/18/01 (b)                      20,000      19,927
Bemis Company,
   2.48, 11/8/01                            24,000      23,988
BP Amoco,
   2.64%, 11/1/01                           20,000      20,000
Delaware Funding,
   2.48%, 11/15/01 (b)                      31,000      30,970
Fleet Funding Corp.,
   2.50%, 11/6/01 (b)                       31,390      31,379
Fountain Square Commercial Funding
   Corp., 3.35%, 12/6/01 (b)                20,000      19,935
Fuji Photo Finance,
   2.28%, 12/4/01                            8,152       8,135
General Electric Capital Corp.,
   2.64%, 11/1/01                           35,000      35,000
Matson Navigation Co.,
   2.51%, 11/7/01 (b)                       10,000       9,996
Merck & Co., Inc.,
   2.46%, 11/9/01                           35,000      34,981
Monte Rosa Capital Corp.,
   2.50%, 11/6/01 (b)                       25,895      25,886
National Rural Utilities,
   2.20%, 12/07/01                          15,000      14,967
Peacock Funding,
   2.50% , 11/9/01 (b)                      16,649      16,640
SBC Communications, Inc.,
   3.10%, 11/15/01 (b)                      25,000      24,970
UBS Finance Corp.,
   2.65%, 11/01/01                          35,000      34,999

Total Commercial Paper
(Amortized Cost $366,760)                              366,760

Corporate Bonds (29.2%)

4-L Co. of Carmel,
   2.60%*, 11/1/01**,
   LOC Bank One Michigan                     2,120       2,120
American General Finance Corp.,
   5.80%, 3/15/02                            6,000       6,039
American General Finance Corp.,
   7.45%, 7/1/02                             2,250       2,297
BellSouth Capital Funding,
   7.00%, 6/19/02                            3,000       3,050


                                         Principal   Amortized
Security Description                       Amount      Cost

Blood Family Realty Ltd.,
   3.12%*, 11/1/01**,
   LOC Mid American Bank                   $ 5,850    $  5,850
CIT Group, Inc.,
   2.84%*, 11/1/01**, MTN                    5,000       5,008
CIT Group, Inc.,
   7.12%, 6/17/02                            3,500       3,564
Eastman Kodak Co.,
   3.30%*, 12/17/01**                       10,000       9,999
Ford Motor Credit Co.,
   2.49%*, 1/22/02**, MTN                    3,000       3,000
Ford Motor Credit Co.,
   6.50%, 2/28/02                            2,600       2,618
General Motors Acceptance Corp.,
   6.75%, 2/7/02                             1,200       1,209
General Motors Acceptance Corp.,
   3.68%*, 11/13/01**, MTN                   4,000       4,000
General Motors Acceptance Corp.,
   2.44%*, 1/29/02**, MTN                    6,700       6,698
General Motors Acceptance Corp.,
   3.90%*, 11/13/01**, MTN                   3,000       3,001
General Motors Acceptance Corp.,
   3.83%*, 11/23/01**, MTN                   3,000       3,001
Goldman Sachs Group, Inc.,
   2.60%*, 1/14/02**                         5,000       5,003
Household Finance,
   8.38%, 11/15/01                           3,000       3,006
Household Finance,
   6.12%, 7/15/02                            1,100       1,115
John Deere Capital Corp.,
   2.38%*, 1/14/02**, MTN                   15,000      14,998
John E. Staten Properties,
   2.65%*, 11/1/01**,
   LOC National City Bank                    3,655       3,655
Kellstrom Industries,
   2.60%*, 11/1/01**,
   LOC Bank of America                       5,500       5,500
McClellan Ohio Ltd.,
   3.12%*, 11/1/01**,
   LOC Mid American Bank                     3,600       3,600
Merrill Lynch & Co., Inc.,
   2.49%*, 11/20/01**, MTN                  15,000      15,000
Morgan Stanley Dean Witter,
   Series C, 2.44%*, 1/28/02**, MTN         12,000      12,005
National Rural Utilities,
   5.30%, 12/14/01, MTN                      1,000       1,001
QC Reprographics, Inc.,
   2.70%*, 11/1/01**,
   LOC Firstar Bank                          2,000       2,000
Redbank Professional Office Building,
   2.70%*, 11/1/01**,
   LOC Firstar Bank                          3,215       3,215
SeaRiver Maritime, Inc.,
   2.70%*, 11/1/01**                        19,100      19,099
SGM Funding Corp.,
   2.70*, 11/1/01**,
   LOC Firstar Bank                          3,600       3,600

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Financial Reserves Fund                                      October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

Sharp Electronics,
   2.70%*, 11/1/01**,
   LOC Fifth Third Bank                    $ 3,505    $  3,505
Sigma Finance, Inc.,
   2.51%*, 11/6/01**                        10,000      10,000
Sigma Finance, Inc.,
   2.41%*, 11/26/01**                       20,000      20,000
Telesis/Autumn Leaves Ltd.,
   2.60%*, 11/1/01**,
   LOC Bank of America                       4,780       4,780
Tisdel Holdings, Inc.,
   2.70%*, 11/1/01**,
   LOC Firstar Bank                          2,600       2,600
Wells Fargo Bank,
   2.44%, 11/30/01                          25,000      25,000

Total Corporate Bonds
(Amortized Cost $220,136)                              220,136

Municipal Bonds (7.6%)

Arizona (0.8%):
Tucson Airport Authority, Inc.,
   2.60%*, 11/1/01**,
   LOC Bank of America                       6,100       6,100

Florida (2.4%):
Polk County Industrial Development
   Authority, Watson Clinic,
   2.60%*, 11/1/01**,
   LOC Bank of America                       8,700       8,700
Polk County Industrial
   Development Authority,
   2.60%*, 11/1/01**,
   LOC Bank of America                       2,500       2,500
Watson Clinic,
   2.60%*, 11/1/01**,
   LOC Bank of America                       7,300       7,300

                                                        18,500

Kansas (1.1%):
Olathe Kansas,
   2.60%*, 11/1/01**,
   LOC Bank of America                       8,000       8,000

Kentucky (0.8%):
Maruga,
   Series 1999b, 2.70%*, 11/1/01**,
   LOC Firstar Bank                          1,265       1,265
Warren County Industrial
   Development Authority,
   Series B-2, 2.60%*, 11/1/01**,
   LOC Bank of America                       5,000       5,000

                                                         6,265

Mississippi (1.5%):
Mississippi Business Finance Corp.,
   2.65%, 11/7/01,
   LOC BP Amoco                              8,100       8,100

                                                       Amortized
                                         Principal    Cost/Market
Security Description                       Amount        Value

Mississippi Business Finance Corp.,
   2.60%*, 11/1/01**,
   LOC Bank of America                     $ 2,900    $  2,900

                                                        11,000

Texas (1.0%):
Dallas-Fort Worth International
   Airport Facility,
   2.60%*, 11/1/01**,
   LOC Bank of America                       7,745       7,745

Total Municipal Bonds
(Amortized Cost $57,610)                                57,610

Repurchase Agreement (8.0%)

Salomon Smith Barney, Inc.,
   2.62%, 11/1/01,
   (Collateralized by $24,777
   U.S. Government Security,
   6.50%, 10/1/31,
   market value $25,500)                    25,000      25,000
UBS Warburg,
   2.62%, 11/1/01,
   (Collateralized by $82,600
   various U.S. Government Securities,
   2.41%-4.50%, 2/1/02-7/7/03,
   market value $83,802)                    35,121      35,121

Total Repurchase Agreement
(Cost $60,121)                                          60,121

U.S. Government Agencies (3.3%)

Federal Home Loan Bank (3.3%):
2.20%, 1/16/02                              10,000       9,954
5.00%, 2/25/02                              10,000      10,042
6.75%, 5/1/02                                5,100       5,183

Total U.S. Government Agencies
(Amortized Cost $25,179)                                25,179

Total Investments
(Amortized Cost $755,134) (a) -- 100.1%                755,134

Liabilities in excess of other assets -- (0.1)%          (522)

TOTAL NET ASSETS -- 100.0%                            $754,612

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

LOC -- Letter of Credit

MTN -- Medium Term Note

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Tax-Free Money Market Fund                                   October 31, 2001
(Amounts in Thousands)


                                         Principal   Amortized
Security Description                       Amount      Cost

Municipal Bonds (99.3%)

Alabama (5.3%):
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project,
   Series H, 2.15%*, 11/1/01**, FNMA       $ 3,330    $  3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Inverness Project,
   Series G, 2.15%*, 11/1/01**, FNMA         4,000       4,000
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project,
   Series F, 2.15%*, 11/1/01**, FNMA         6,000       6,000
Montgomery Hospital,
   Series C, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               5,800       5,800
Montgomery Hospital,
   Series D, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               5,000       5,000
Montgomery Hospital,
   Series E, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               4,600       4,600
Montgomery Hospital,
   Series G, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               1,635       1,635
Montgomery Hospital,
   Series H, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               4,900       4,900
Montgomery Hospital, VHA Inc.,
   Series B, 2.00%*, 11/7/01**,
   AMBAC, SPA Mellon Bank N.A.               5,400       5,400

                                                        40,665
Arizona (0.2%):
Pima County, Industrial Development
   Authority, IDR, Brush Wellman, Inc.
   Project, 2.25%*, 11/1/01**,
   LOC National City Bank                    1,500       1,500
Colorado (0.4%):
Housing Finance Authority,
   Multifamily, Hunters,
   Series E, 1.95%*, 11/7/01**, FNMA         3,000       3,000
District of Columbia (0.8%):
District of Columbia Housing -- Carmel,
   2.18%*, 11/1/01**,
   LOC Bank One N.A.                         1,000       1,000
District of Columbia Revenue,
   Resources for the Future Inc.,
   2.20%*, 11/1/01**,
   LOC First Union Bank                      5,245       5,245

                                                         6,245

                                           Principal   Amortized
Security Description                         Amount      Cost

Florida (1.7%):
Broward County Housing Finance
   Authority Revenue,
   Multifamily Housing,
   Waters Edge Project,
   2.10%*, 11/1/01**, FNMA                 $ 3,100    $  3,100
Broward County Housing Finance
   Authority, Multifamily Housing Revenue,
   Southern Pointe Project,
   2.10%*, 11/1/01**, FNMA                   1,675       1,675
Duval County Housing Finance
   Authority Revenue, Multifamily Housing,
   Sunbeam Road Apartments,
   2.15%*, 11/1/01**,
   LOC Bank of America                       3,750       3,750
Housing Finance Agency,
   Multifamily Housing, Twin Colony,
   2.05%*, 11/7/01**,
   LOC Credit Suisse                         3,100       3,100
State Municipal Power Agency,
   Sub-Stanton II Project,
   1.90%*, 11/7/01**,
   AMBAC, SPA First Union                    1,400       1,400

                                                        13,025

Georgia (0.3%):
Cartersville Development Authority
   Revenue, Thrall Car
   Manufacturing Co. Project,
   2.15%*, 11/7/01**,
   LOC Harris Bank & Trust                   2,500       2,500

Idaho (0.5%):
Nez Perce County,
   Pollution Control Revenue,
   2.15%*, 11/1/01**,
   LOC Bank One N.A.                         3,850       3,850

Illinois (17.0%):
Addison, IDR,
   Stand Fast Packaging Products,
   2.40%*, 11/1/01**,
   LOC American National Bank & Trust          800         800
Chicago Public Building
   Commission Revenue,
   Series C, 5.00%, 2/1/02                   1,000       1,007
Chicago, Noble Street Charter,
   2.15%*, 11/7/01**,
   LOC Bank One N.A.                         2,500       2,500
Development Finance Authority Revenue,
   IDR, Haskris Co. Project,
   2.50%*, 11/1/01**,
   LOC American National Bank & Trust        1,540       1,540
Development Financial Authority Revenue,
   Crown Court Properties Ltd. Project,
   Series A, 2.10%*, 11/1/01**,
   LOC LaSalle Bank N.A.                     2,300       2,300

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)


                                           Principal   Amortized
Security Description                         Amount      Cost

Development Financial Authority
   Revenue, Goodman Theatre Project,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                       $ 3,450    $  3,450
Development Financial Authority Revenue,
   IDR, Technifast Industries, Inc.,
   Series A, 2.45%*, 11/1/01**,
   LOC American National Bank & Trust        4,000       4,000
Development Financial Authority Revenue,
   Museum of Contemporary Arts Project,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                         6,000       6,000
Development Financial Authority Revenue,
   Newly Weds Food, Inc.,
   2.25%*, 11/1/01**,
   LOC Mellon Bank N.A.                      1,033       1,033
Development Financial Authority Revenue,
   Radiological Society Project,
   2.15%*, 11/1/01**,
   LOC American National Bank & Trust        2,000       2,000
Development Financial Authority Revenue,
   Solid Waste Disposal, 2500
   Develgroup LLC Project,
   Series A, 2.40%*, 11/1/01**,
   LOC American National Bank & Trust        2,200       2,200
Development Financial Authority Revenue,
   Teachers Academy for Math,
   2.05%*, 11/7/01**,
   LOC American National Bank & Trust        3,500       3,500
Development Financial Authority
   Revenue, WDC Partners LLC Project,
   2.50%*, 11/1/01**,
   LOC American National Bank & Trust        1,930       1,930
Development Financial Authority
   Revenue, World Communications, Inc.,
   2.00%*, 11/7/01**,
   LOC LaSalle Bank                          1,700       1,700
Development Financial Authority
   Revenue, LaSalle Foundation Project,
   2.05%*, 11/7/01**,
   LOC American National Bank & Trust        6,800       6,800
East St. Louis Tax Increment,
   Public Library Project,
   2.25%*, 11/1/01**,
   LOC Bank of America                       3,605       3,605
Educational Facilities Authority Revenue,
   Cultural Pooled Financing,
   2.10%*, 11/7/01**,
   LOC American National Bank & Trust       11,005      11,005
Educational Facilities Authority Revenue,
   Cultural Pooled Financing,
   2.10%*, 11/7/01**,
   LOC American National Bank & Trust       12,200      12,200
Educational Facilities Authority Revenue,
   Museum of Natural History,
   2.00%*, 11/7/01**,
   LOC Northern Trust Bank                   6,400       6,400


                                         Principal   Amortized
Security Description                       Amount      Cost

Educational Facilities Authority Revenue,
   Museum of Natural History,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                       $ 1,750    $  1,750
Educational Facilities Authority
   Revenue, National Louis University,
   Series B, 2.15%*, 11/1/01**,
   LOC American National Bank & Trust       17,400      17,400
Educational Facilities Authority Revenue,
   Newberry Library,
   2.00%*, 11/7/01**,
   LOC Northern Trust Bank                   2,000       2,000
Galesburg, Knox College Project,
   2.18%*, 11/1/01**,
   LOC LaSalle Bank N.A.                     5,000       5,000
Hanover Park IDR,
   Spectra-Tech, Inc. Project,
   2.40%*, 11/1/01**,
   LOC Harris Bank & Trust AMT               1,415       1,415
Havana IDR, Maclean Forge LP Project,
   2.30%*, 11/1/01**,
   LOC Bank Of America AMT                   2,200       2,200
Health Facilities Authority Revenue,
   Lifelink Corp.,
   Series A, 2.00%*, 11/7/01**,
   LOC American National Bank & Trust        2,050       2,050
Health Facilities Authority Revenue,
   Resurrection Health,
   Series B, 2.00%*, 11/7/01**, FSA          1,200       1,200
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   2.05%*, 11/7/01**,
   LOC Comerica Bank                         3,000       3,000
Lake County, IDR,
   Northpointe Associates LLC Project,
   2.15%*, 11/7/01**,
   LOC Northern Trust                        6,000       6,000
Naperville Revenue,
   Dupage Childrens Museum Project,
   2.05%*, 11/7/01**,
   LOC American National Bank & Trust        2,000       2,000
Oak Lawn, GO,
   4.25%, 12/1/01,
   LOC FSA                                   1,005       1,006
Quad Cities Regional Economic
   Development Authority,
   Steel Warehouse,
   2.40%*, 11/1/01**,
   LOC Bank One N.A.                         3,800       3,800
Savanna, IDR,
   Metform Corp. Project,
   Series B, 2.05%*, 11/7/01**,
   LOC Bank One N.A.                         2,000       2,000
Savanna, IDR,
   Metform Corp. Project,
   Series C, 2.15%*, 11/7/01**,
   LOC Bank One N.A. AMT                     1,000       1,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

State Development Financial Authority,
   EDR, CPL/Downers Grove Partnership,
   2.30%*, 11/6/01**,
   LOC LaSalle Bank N.A.                   $ 4,500    $  4,500
Yorkville, IDR, Wheaton & Co. Inc. Project,
   2.40%*, 11/1/01**,
   LOC American National Bank
   & Trust AMT                               1,700       1,700

                                                       131,991

Indiana (10.3%):
Auburn, EDR, Sealed Power Corp.,
   2.20%*, 11/1/01**,
   LOC Bank One Michigan                     2,000       2,000
Bedford, EDR,
   2.23%*, 11/1/01**,
   LOC Federal Home Loan Bank                1,725       1,725
Bond Bank, Special Project, Tri County,
   Series D, 2.20%*, 11/1/01**,
   LOC Huntington Bank                       6,215       6,215
Elkhart County, EDR,
   Hinsdale Farms Ltd. Project,
   2.40%*, 11/1/01**,
   LOC American National Bank & Trust        2,695       2,695
Fort Wayne EDR, PHD Inc. Project,
   2.30%*, 11/7/01**,
   LOC Bank One N.A.                         3,000       3,000
Fort Wayne, EDR,
   2.15%*, 11/7/01**,
   LOC Bank One N.A.                         3,000       3,000
Hendricks County Industrial Redevelopment
   Commission Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 2.20%*, 11/1/01**,
   LOC Huntington Bank                       2,245       2,245
Hendricks County Industrial Redevelopment
   Commission Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 2.20%*, 11/1/01**,
   LOC Huntington Bank                       1,560       1,560
Indianapolis, EDR,
   White Arts, Inc. Project,
   2.25%*, 11/1/01**,
   LOC General Electric                      4,300       4,300
Lagrande County, EDR,
   LA West Inc. Project,
   2.30%*, 11/7/01**,
   LOC Bank One N.A. AMT                     2,000       2,000
Lawrence Southwark,
   2.40%*, 11/1/01**,
   LOC Mellon Bank N.A. AMT                  1,830       1,830
Mooresville Viking Air Tools,
   2.30%*, 11/7/01**,
   LOC Bank One N.A.                         3,460       3,460
Noblesville,
   Rivers Edge Apartments Project,
   2.25%*, 11/1/01**,
   LOC Bank One N.A.                         2,800       2,800

                                        Principal    Amortized
Security Description                      Amount       Cost

Orleans Industry Economic Development,
   2.30%*, 11/1/01**,
   LOC Bank One N.A. AMT                   $ 3,900    $  3,900
Plymouth, EDR,
   2.25%*, 11/1/01**,
   LOC Firstar Bank                          4,125       4,125
Seymour, EDR,
   Spaceguard, Inc. Project,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan                     1,015       1,015
State Development Financial Authority
   Revenue, Custom Lights Inc. Project,
   2.40%*, 11/1/01**,
   LOC Bank One N.A.                         3,000       3,000
State Development Financial Authority
   Revenue, EDR,
   Bhar Associates, Inc. Project,
   2.45%*, 11/1/01**,
   LOC Bank One N.A.                         2,100       2,100
State Development Financial Authority
   Revenue, Educational Facilities,
   2.05%*, 11/7/01**,
   LOC Bank One NA                           2,010       2,010
State Development Financial Authority
   Revenue, Educational Facilities,
   Model Aeronautics,
   2.25%*, 11/1/01**,
   LOC Bank One N.A.                         4,200       4,200
State Development Financial Authority
   Revenue, Educational Facilities,
   Youth Opportunity Center,
   2.05%*, 11/7/01**,
   LOC Bank One Indiana N.A.                 5,600       5,600
State Development Financial Authority
   Revenue, EDR,
   2.25%*, 11/1/01**,
   LOC Bank One N.A.                         4,500       4,500
State Development Financial Authority
   Revenue, EDR,
   Daubert VCI, Inc. Project,
   2.40%*, 11/1/01**,
   LOC American National Bank
   & Trust AMT                               2,430       2,430
State Education Wesleyan,
   2.15%*, 11/7/01**,
   LOC Bank One Michigan                     3,500       3,500
State Educational Facilities Authority
   Revenue, Educational Facilities,
   University of Evansville,
   Series B, 2.25%*, 11/1/01**,
   LOC Fifth Third Bank                      3,640       3,640
State Educational Facility Authority
   Revenue, Bethel College,
   Series A, 2.05%*, 11/7/01**,
   LOC Bank One Michigan                     2,900       2,900

                                                        79,750

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)


                                           Principal   Amortized
Security Description                         Amount      Cost

Iowa (1.4%):
Finance Authority Revenue,
   Wheaton Franciscan,
   Series B, 1.98%*, 11/7/01**,
   MBIA, SPA Toronto Dominion              $ 5,950    $  5,950
Finance Authority Revenue,
   Wheaton Franciscan,
   1.98%*, 11/7/01**, MBIA,
   SPA Toronto Dominion Bank                 5,100       5,100

                                                        11,050

Kansas (0.6%):
Independent College Financial
   Authority Revenue,
   Sterling College Project,
   Series A, 2.23%*, 11/1/01**,
   LOC First Star Bank                       3,150       3,150

State Development Financial
   Authority Revenue,
   4.25%, 3/1/02, AMBAC                      1,115       1,121

                                                         4,271

Kentucky (5.2%):
Boone County Industrial Building Revenue,
   Diocesan Educational Projects,
   2.35%*, 11/1/01**,
   LOC Firstar Bank                          1,260       1,260
Campbell County, IDR,
   Hospital Imaging Co., Inc. Project,
   2.14%*, 11/2/01**,
   LOC Fifth Third Bank                      3,715       3,715
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   2.20%*, 11/1/01**,
   LOC Firststar Bank                        3,285       3,285
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co.,
   Inc. Project,
   2.45%*, 11/1/01**,
   LOC Fifth Third Bank                        565         565
Economic Development Financial
   Authority Hospital Facilities Revenue,
   2.25%*, 11/1/01**,
   LOC Firstar Bank                          6,800       6,800
Governmental Agencies, TRAN,
   3.10%, 6/28/02                            3,130       3,139
Jefferson County Retirement Home
   Revenue, Nazareth Library Project,
   2.14%*, 11/2/01**,
   LOC Fifth Third Bank                     12,500      12,500
Lexington Fayette Urban County
   Government Industrial
   Building Revenue,
   2.25%*, 11/1/01**,
   LOC National City Bank                    3,675       3,675

                                           Principal   Amortized
Security Description                         Amount      Cost

Mayfield Multi-City Lease Revenue,
   2.10%*, 11/7/01**,
   LOC PNC Bank                            $ 3,400    $  3,400
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                1,755       1,755

                                                        40,094

Maine (0.9%):
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series F, 2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      5,300       5,300
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series G, 2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      1,600       1,600

                                                         6,900

Maryland (1.7%):
Harford County,
   2.30%*, 11/1/01**,
   LOC Harris Bank & Trust AMT               1,525       1,525
State Health and Higher Education
   Facilities Revenue,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                        11,400      11,400

                                                        12,925

Michigan (3.8%):
Eastern Michigan University Revenue,
   2.05%*, 11/1/01**, FGIC                   2,000       2,000
Goodrich Area School District,
   School Building & Site,
   Series B, 2.20%*, 11/1/01**,
   LOC Bayerische Landesbank                   900         900
Lawrence-Fort Harrison Industrial Reuse
   Authority Tax Increment Revenue,
   2.14%*, 11/2/01**,
   LOC Fifth Third Bank                      4,800       4,800
State Housing Development Authority
   Revenue, Rental Housing,
   Series B, 2.00%*, 11/7/01**, MBIA         3,800       3,800
State Micron,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan                     1,000       1,000
State Strategic Fund Limited Obligation
   Revenue International Sales Project,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan AMT                 1,900       1,900
State Strategic Fund Limited Obligation
   Revenue International Sales Project,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan AMT                 2,000       2,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)

                                           Principal   Amortized
Security Description                         Amount      Cost

State Strategic Fund Limited Obligation
   Revenue International Sales Project,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan AMT               $ 1,200    $  1,200
State Strategic Fund, Limited Obligation
   Revenue International Sales Project,
   2.30%*, 11/7/01**,
   LOC Bank One Michigan AMT                 2,600       2,600
State Strategic,
   Fleet Engineers Inc. Project,
   2.30%*, 11/1/01**,
   LOC Comerica Bank AMT                     1,200       1,200
State Strategic,
   J&L Holding LLC Project,
   2.40%*, 11/1/01**,
   LOC Bank One Michigan                     4,795       4,795
State Strategic,
   Thermal Transfer Inc. Project,
   2.30%, 11/1/01**,
   LOC Comerica Bank AMT                     2,955       2,955

                                                        29,150

Mississippi (1.8%):
Flowood, Multifamily Revenue,
   Reflection Pointe Apartments,
   2.05%*, 11/7/01**, FNMA                   5,080       5,080
Medical Center Educational
   Building Corp. Revenue,
   Adult Hospital Project,
   2.10%*, 11/1/01**, AMBAC,
   SPA AmSouth Bank                          9,000       9,000

                                                        14,080

Missouri (3.3%):
Boone County Hospital Revenue,
   2.20%*, 11/1/01**,
   LOC Firstar Bank                          6,300       6,300
St. Charles County, IDR,
   Cedar Ridge Project,
   2.14%*, 11/1/01**, FNMA                  13,425      13,425
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village,
   Series B, 2.00%*, 11/7/01**,
   LOC LaSalle Bank N.A.                     4,725       4,725
St. Louis Missouri, IDR,
   American Cancer Society,
   2.50%*, 11/1/01**,
   LOC Bank of America                       1,000       1,000

                                                        25,450

Nebraska (0.7%):
Lancaster County Hospital Authority
   Revenue, Immanuel Health System,
   Series A, 2.05%*, 11/1/01**,
   LOC LaSalle Bank N.A.                     1,000       1,000

                                           Principal   Amortized
Security Description                         Amount      Cost

Scotts Bluff County Hospital Authority,
   No. 1 Elderly Hospital Residential,
   West Village Project,
   2.15%*, 11/7/01**,
   LOC U.S. Bank N.A.                      $ 4,300    $  4,300

                                                         5,300

New Hampshire (1.3%):
Higher Education,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      1,500       1,500
Higher Educational & Health Facilities
   Authority Revenue,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      5,300       5,300
State Business APEX
   Telecommunications Project,
   2.38%*, 11/1/01**,
   LOC Huntington Bank                       3,260       3,260

                                                        10,060

New Jersey (1.7%):
Bayonne Utilities Authority,
   Sewer Project, BAN,
   3.50%, 5/7/02                            13,000      13,012

North Carolina (2.3%):
Educational Facilities Finanacing
   Agency Revenue,
   Charlotte Day School,
   2.15%*, 11/1/01**,
   LOC Bank of America                      15,610      15,610
Wilkes County Industrial & Pollution
   Control Authority,
   2.25%*, 11/1/01**,
   LOC Bank of America AMT                   2,000       2,000

                                                        17,610

Ohio (8.4%):
Bryan, GO, BAN,
   4.45%, 12/12/01                           2,400       2,400
Chillicothe, GO, BAN,
   3.18%, 5/31/02                            3,000       3,003
Clinton County Human Services, GO, BAN,
   3.51%, 5/17/02                            2,900       2,905
Cuyahoga County Hospital Revenue,
   Cleveland Clinic Foundation,
   Series B, 2.00%*, 11/7/01**,
   AMBAC, LOC Bank of America                2,500       2,500
Fairfield County, GO, BAN,
   3.10%, 7/9/02                             1,880       1,886
Franklin, GO, BAN,
   3.30%, 5/31/02                            2,000       2,003
Garfield Heights, GO, BAN,
   3.49%, 3/11/02                           15,000      15,020
Jackson Center Local School District,
   Shelby County, GO, BAN,
   3.53%, 12/13/01                           1,195       1,196

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)

                                           Principal   Amortized
Security Description                         Amount      Cost

Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 2.17%*, 11/1/01**, MBIA,
   LOC Bank One N.A.                       $14,600    $ 14,600
Mansfield, GO, BAN,
   3.50%, 5/23/02                            4,250       4,258
Mayfield City School District, GO, BAN,
   2.83%, 7/2/02                             1,080       1,081
Mentor GO, BAN,
   3.25%, 7/18/02                            4,575       4,592
Napoleon, GO, BAN,
   3.27%, 5/15/02                            1,300       1,300
Nelsonville, GO, BAN,
   3.71%, 3/13/02                            1,000       1,001
Pickerington, GO, BAN,
   3.30%, 5/24/02                            1,475       1,477
South Euclid Lyndhurst City
   School District, GO,
   3.88%, 2/7/02                             2,500       2,502
State Air Quality Development
   Authority Revenue,
   Pollution Control -- Toledo Edison Co.,
   Series A, 2.00%*, 11/1/01**,
   LOC Barclays Bank                         1,900       1,900
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Toledo Edison Co. Project,
   Series A, 2.00%*, 11/1/01**,
   LOC Barclays Bank                           600         600
University General Receipts Athens, BAN,
   3.68%, 3/28/02                            1,200       1,202

                                                        65,426

Oklahoma (0.7%):
Creek County Industrial Authority Revenue,
   4.75%, 12/1/05,
   LOC Bank One N.A.                         1,340       1,340
State, IDR, School of the Plains Project,
   2.20%*, 11/1/01**,
   LOC Bank of America                       3,955       3,955

                                                         5,295

Pennsylvania (2.9%):
Allegheny County Sewer Revenue,
   3.25%, 12/1/01, MBIA                      1,045       1,045
Beaver County, IDR, Duquesne Light Co.,
   Series B, 2.15%*, 11/1/01**, AMBAC (b)    6,100       6,100
College Township Industrial Authority,
   IDR, Ball Corp. Project,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                         4,500       4,500
Emmaus General Authority Revenue,
   2.00%*, 11/7/01**,
   LOC Bayerische Landesbank                 2,600       2,600
Erie County Hospital Authority, Mercy
   Terrace Project, 2.15%*, 11/1/01**,
   LOC PNC Bank                              2,045       2,045

                                           Principal   Amortized
Security Description                         Amount      Cost

Greene County Industrial Development
   Authority, Potomac Edison Company,
   Series B, 4.35%, 2/1/02, MBIA           $ 1,000    $  1,003
Luzerne County, IDR,
   YMCA Wilkes-Barre Project,
   2.15%*, 11/1/01**,
   LOC PNC Bank                              4,940       4,940

                                                        22,233

Rhode Island (0.8%):
Health & Educational Building Corp.
   Revenue, St. Georges School Issue,
   2.05%*, 11/7/01**,
   LOC Fleet Bank                            6,500       6,500

Tennessee (3.5%):
Clarksville Public Building Authority
   Revenue, Pooled Financing,
   2.15%*, 11/1/01**,
   LOC Bank of America                       5,145       5,145
Montgomery County,
   2.15%*, 11/1/01**,
   LOC Bank of America                       2,400       2,400
Montgomery County Public
   Building Authority,
   2.15%*, 11/1/01**,
   LOC Bank of America                       3,800       3,800
Montgomery County Public
   Building Authority,
   Pooled Financing,
   2.15%*, 11/1/01**,
   LOC Bank of America                      12,300      12,300
Shelby County Baptist Hospital,
   2.20%, 12/14/01,
   LOC Bank of America                       1,000       1,000
Shelby County Baptist Hospital,
   2.65%, 12/14/01,
   LOC Bank of America                       2,500       2,500

                                                        27,145

Texas (5.0%):
Harris County, IDR,
   Precision General, Inc. Project,
   2.40%*, 11/1/01**,
   LOC Morgan Guaranty Trust                 4,140       4,140
Hays Memorial Health Facilities
   Development Corporation Revenue,
   Central Texas Medical Center Project,
   Series B, 2.20%*, 11/1/01**,
   LOC Suntrust Bank                        12,350      12,350
San Jacinto College District,
   2.10%*, 11/1/01**, AMBAC                 16,800      16,800
Tarrant Regulatory Water District Revenue,
   4.50%, 3/1/02, FSA                        3,175       3,186
Travis County Housing Finance Corp.,
   Multifamily Housing Revenue,
   Tanglewood Apartments,
   2.00%*, 11/7/01**, FNMA                   2,530       2,530

                                                        39,006

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)

                                           Principal   Amortized
Security Description                         Amount      Cost

Vermont (1.1%):
Education & Health Buildings,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                    $ 8,300    $  8,300

Virginia (1.3%):
Capital Region Facility Revenue,
   2.25%*, 11/1/01**,
   LOC First Union Bank AMT                  1,600       1,600
Lynchburg Industrial Development
   Authority Hospital,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      1,000       1,000
Lynchburg Industrial Development
   Authority Hospital,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      5,600       5,600
Norfolk Industrial Development
   Authority Revenue,
   Children's Hospital Project,
   2.15%*, 11/1/01**,
   LOC Wachovia Bank                         2,250       2,250

                                                        10,450

Washington (0.4%):
Port Seattle,
   IDR, Douglas Management Co. Project,
   2.20%*, 11/7/01**,
   LOC Bank of America                       3,200       3,200
West Virginia (1.4%):
State Hospital Finance Authority,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      5,700       5,700
State Hospital Financial Authority
   Hospital Revenue,
   2.00%*, 11/7/01**, AMBAC,
   SPA Mellon Bank N.A.                      5,300       5,300

                                                        11,000

Wisconsin (12.6%):
Arrowhead High School District,
   2.90%, 9/26/02                            1,500       1,501
Beaver Dam, IDR,
   Apache Stainless Equipment,
   Series A, 2.30%*, 11/7/01**,
   LOC Bank One Wisconsin AMT                2,000       2,000
Brodhead, IDR,
   Stoughton Trailers Inc. Project,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin                    6,800       6,800
Burlington Community Development
   Authority, IDR, Hintz Et Al/Hi-Liter,
   Series A, 2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                4,500       4,500

                                           Principal   Amortized
Security Description                         Amount      Cost

Caledonia, IDR,
   Quick Cable Corp. Project,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT              $ 2,920    $  2,920
DC Everest Area School District, TRAN,
   3.00%, 8/22/02                            2,050       2,052
Eau Claire Area School District, TRAN,
   2.75%, 10/1/02                           15,000      15,074
Evansville, IDR, Stoughton Trailers Inc.,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin                    5,980       5,980
Fitchburg, IDR,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                2,200       2,200
Green Lake School District, TRAN,
   3.10%, 8/23/02                            1,100       1,101
Industrial Development Revenue Bond,
   2.30%*, 11/1/01**,
   LOC First Star Bank AMT                   1,340       1,340
Industrial Development Revenue Bond,
   2.30%*, 11/1/01**,
   LOC First Star Bank                       1,595       1,595
Industrial Development Revenue Bond,
   2.30%*, 11/1/01**,
   LOC First Star Bank AMT                   1,705       1,705
Industrial Development Revenue Bond,
   2.30%*, 11/1/01**,
   LOC First Star Bank AMT                   1,810       1,810
Johnson Creek School District, TRAN,
   2.92%, 8/2/02                             1,250       1,251
Kenosha, IDR,
   Metalmen Building LLC Project,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                2,970       2,970
Kenosha, IDR,
   Metalmen Building LLC Project,
   2.30%*, 11/7/01**,
   LOC Bank One Wisconsin AMT                2,250       2,250
Kewaskum School District, TRAN,
   2.75%, 9/18/02                            1,585       1,592
Lawrence, IDR,
   R. Lewis & R. Lewis LLC Project,
   2.50%*, 11/1/01**,
   LOC Bank One Wisconsin                    1,000       1,000
Milwaukee County Revenue,
   Public Museum,
   2.05%*, 11/7/01**,
   LOC Bank One N.A.                         3,000       3,000
Milwaukee Redevelopment
   Authority Revenue,
   2.10%*, 11/1/01**,
   LOC US Bank                               1,750       1,750
New Lisbon School District, TRAN,
   3.00%, 8/23/02                            1,300       1,303
Oconto Falls Public School District, TRAN,
   2.68%, 10/1/02                            3,100       3,101

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                     October 31, 2001
(Amounts in Thousands)

                                           Principal   Amortized
Security Description                         Amount      Cost

Port Washington-Saukville
   School District, TRAN,
   2.27%, 11/1/02                          $ 3,300    $  3,301
Pulaski Industrial Development Revenue,
   2.30%*, 11/7/01**,
   LOC Bank One Wisconsin AMT                1,440       1,440
Saukville Busch,
   2.25%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                2,375       2,375
State Health & Educational Facilities
   Authority Revenue,
   Valley Packaging Industries Project,
   2.25%*, 11/1/01**,
   LOC Bank One Wisconsin                    2,400       2,400
Sturtevant Community Development
   Authority, Quadra Project,
   2.50%*, 11/1/01**,
   LOC Bank One Wisconsin                    2,000       2,000
Two Rivers Public School District, TRAN,
   2.72%, 9/30/02                            3,500       3,501
Verona Area School District, TRAN,
   2.72%, 8/26/02                            6,750       6,752
Waukesha, IDR,
   2.40%*, 11/1/01**,
   LOC Bank One Wisconsin AMT                3,400       3,400
West de Pere School District, TRAN,
   2.70%, 10/28/02                           1,750       1,753
Whitefish Bay School District, TRAN,
   2.75%, 6/19/02                            2,000       2,007

                                                        97,724

Total Municipal Bonds (Amortized Cost $768,707)        768,707

                                                        Amortized
                                           Principal   Cost/Market
Security Description                         Amount       Value

Investment Companies (0.6%)

Aim Tax Free Money Market Fund             336,540    $    337
Federated Tax-Free Money Market Fund     4,515,333       4,515

Total Investment Companies (Cost $4,852)                 4,852

Total Investments
(Amortized Cost $773,559) (a) -- 99.9%                 773,559

Other assets in excess of liabilities -- 0.1%              996

TOTAL NET ASSETS -- 100.0%                            $774,555

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Financial Guaranty Insurance Co.

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Ohio Municipal Bonds (99.2%)

Ashtabula County Medical Center
   Project Revenue, Hospital & Nursing
   Home Improvements,
   2.18%*, 11/1/01**,
   LOC Bank One                            $ 2,515    $  2,515
Ashtabula County,
   Brighton Manor Co. Project Revenue,
   Industrial Improvement,
   2.30%*, 11/7/01**,
   LOC Bank One AMT                          2,500       2,500
Athens County Port Authority,
   Ohio Inc. Project,
   2.20%*, 11/1/01**,
   LOC First Union Bank                      4,000       4,000
Auglaize County,
   G.A. Wintzer & Son Co. Project, IDR,
   2.40%*, 11/1/01**,
   LOC Bank One AMT (b)                        890         890
Barberton, GO, BAN,
   3.47%, 4/18/02                            2,430       2,433
Bedford Heights,
   Olympic Steel Inc. Project,
   2.20%*, 11/7/01**,
   LOC National City Bank AMT                  850         850
Bellefontaine, GO, BAN,
   3.14%, 8/1/02                             1,900       1,904
Belmont County, GO, BAN,
   4.68%, 11/20/01                           1,450       1,450
Belmont County, GO, BAN,
   3.19%, 8/19/02                            1,850       1,854
Bowling Green, IDR,
   Lamson & Sessions Project,
   2.20%*, 11/1/01**,
   LOC Harris Trust AMT                      1,600       1,600
Bowling Green, IDR,
   Lamson & Sessions Project,
   2.48%*, 11/01/01**,
   LOC Sky Bank AMT                          1,580       1,580
Brooklyn, IDR,
   Clinton Road Project,
   2.80%*, 11/1/01**,
   LOC Bank One AMT                            375         375
Bulter County,
   Healthcare Facilities Revenue,
   2.15%*, 11/2/01**,
   LOC Fifth Third Bank                      4,000       4,000
Butler County,
   Healthcare Facilities Revenue,
   Knolls of Oxford Project,
   2.08%*, 11/1/01**,
   LOC Firstar Bank                          1,500       1,500
Butler County,
   Hospital Facilities Revenue,
   2.15%*, 11/1/01**,
   LOC Fifth Third Bank                      1,445       1,445

                                        Principal    Amortized
Security Description                      Amount       Cost

Centerville Health Care Revenue,
   Bethany Lutheran,
   2.05%*, 11/7/01**,
   LOC PNC Bank                            $ 4,250    $  4,250
Cincinnati, Bethesda One Ltd.
   Partners Revenue,
   2.85%*, 8/1/02**,
   LOC Bank One                              4,685       4,685
Cincinnati, IDR,
   4th Star Ltd. Partnership Project, TAN,
   2.50%*, 11/1/01**,
   LOC PNC Bank                              5,900       5,900
Cleveland Airport Improvement,
   Series D, 2.00%*, 11/7/01**,
   LOC Toronto Dominion Bank AMT             1,400       1,400
Cleveland Airport Systems Revenue,
   Series C, 2.05%*, 11/1/01**,
   LOC State Street Bank                     5,700       5,700
Cleveland Income Tax Revenue,
   2.00%*, 11/7/01**, AMBAC,
   LOC Toronto Dominion                      5,387       5,387
Clinton County Revenue,
   Hospital & Nursing Home Improvements,
   2.05%*, 11/7/01**,
   LOC Fifth Third Bank                     10,500      10,500
Clinton County,
   Airport Facilities Revenue,
   2.10%*, 11/1/01**,
   LOC Wachovia Bank                         6,800       6,800
Clinton County, GO, BAN,
   3.14%, 7/18/02                            1,000       1,003
Clinton County, Hospital Capital,
   2.05%*, 11/7/01**,
   LOC Fifth Third Bank                     23,600      23,600
Columbiana County, IDR,
   C & S Land Co. Project, 2.40%*, 11/1/01**,
   LOC Bank One AMT                          2,675       2,675
Columbus Sewer Revenue,
   2.10%*, 11/1/01**,
   LOC City of Columbus                      1,500       1,500
Columbus, GO, Series 1,
   2.00%*, 11/1/01**,
   SPA Westdeutshe Landesbank                1,700       1,700
Coshocton County,
   Health Care Revenue,
   Hartville Homes Inc. Project,
   2.25%*, 11/1/01**,
   LOC Bank One                              2,950       2,950
Coshocton County,
   Memorial Hospital Project Revenue,
   2.25%*, 11/1/01**,
   LOC Bank One                              3,030       3,030
Coshocton County,
   Memorial Hospital Project Revenue,
   2.15%*, 11/1/01**,
   LOC Bank One                              7,800       7,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Crestline, BAN,
   3.82%, 4/4/02                           $ 1,116    $  1,117
Cuyahoga County Health Care
   Facilities Revenue,
   Applewood Centers Inc. Project,
   2.14%*, 11/2/01**,
   LOC Fifth Third Bank                      2,130       2,130
Cuyahoga County Health Care
   Facilities Revenue,
   Judson Retirement Community Project,
   2.15%*, 11/1/01**,
   LOC National City Bank                    9,425       9,425
Cuyahoga County Hospital Revenue,
   Cleveland Clinic Foundation,
   Series A, 1.95%*, 11/7/01**,
   LOC Morgan Guaranty Trust                15,445      15,445
Cuyahoga County Hospital Revenue,
   Cleveland Clinic Foundation,
   Series B, 2.00%*, 11/7/01**, AMBAC,
   LOC Bank of America                       4,700       4,700
Cuyahoga County Hospital Revenue,
   Series A, 2.00%*, 11/7/01**, AMBAC,
   LOC Bank of America                       1,200       1,200
Cuyahoga County Hospital Revenue,
   University Hospital Health,
   Series D, 2.10%*, 11/1/01**,
   AMBAC LOC Chase Manhattan Bank            3,320       3,320
Cuyahoga County,
   Continuing Care Facilities Revenue,
   2.15%*, 11/1/01**,
   LOC Lasalle National Bank                 7,400       7,400
Cuyahoga County, EDR,
   Cleveland Orchestra Project,
   1.95%*, 11/1/01**,
   LOC Bank of America                       9,030       9,030
Cuyahoga County,
   Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   2.20%*, 11/1/01**,
   LOC National City Bank                   15,000      15,000
Cuyahoga County, IDR,
   Allen Group Inc. Project,
   2.05%*, 11/7/01**,
   LOC Dresdner Bank AG AMT                  2,600       2,600
Cuyahoga County, IDR,
   Decorp Project,
   2.25%*, 11/1/01**,
   LOC Bank One                              1,440       1,440
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   2.25%*, 11/1/01**,
   LOC Firstar Bank                          1,170       1,170
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   2.38%*, 11/7/01**,
   LOC Firststar Bank AMT                    1,895       1,895

                                        Principal    Amortized
Security Description                      Amount       Cost

Cuyahoga County, IDR,
   Progressive Plastics Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                        $ 1,135    $  1,135
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   2.40%*, 11/1/01**,
   LOC National City Bank AMT                2,495       2,495
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   2.18%*, 11/1/01**,
   LOC Fifth Third Bank                      1,900       1,900
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   2.18%*, 11/1/01**,
   LOC Fifth Third Bank                      2,800       2,800
Darke County, GO, BAN,
   4.83%, 12/19/01                           3,375       3,377
Darke County, GO, BAN,
   3.15%, 7/18/02                            1,000       1,003
Dayton, GO, BAN,
   2.70%, 5/30/02                            1,900       1,902
Delaware, Series A, GO, BAN,
   3.45%, 3/7/02                             2,450       2,450
East Palestine Ohio City School District,
   2.38%, 10/3/02, BAN                       4,687       4,689
Englewood, IDR,
   YMCA Dayton Project, Series A,
   2.25%*, 11/1/01**,
   LOC Bank One                              4,800       4,800
Erie County, GO, BAN,
   4.63%, 11/14/01                           4,500       4,502
Erie County,
   Healthcare Facilities Revenue,
   Series B, 2.18%*, 11/1/01**,
   LOC Bank One                              4,760       4,760
Fairborn, EDR,
   2.47%*, 11/1/01**,
   LOC Firstar Bank                            410         410
Fairfield County, GO, BAN,
   3.44%, 7/22/02                            1,000       1,004
Fairfield, IDR,
   Prestige Display Project,
   2.30%*, 11/7/01**,
   LOC Bank One AMT                          5,420       5,420
Forest Park Ohio,
   3.25%, 2/11/02, BAN                       1,000       1,003
Franklin County, EDR,
   Columbus Electric Funded Project,
   2.15%*, 11/1/01**,
   LOC Bank One                              1,870       1,870
Franklin County,
   Health Care Facilities Revenue,
   2.25%*, 11/1/01**,
   LOC National City Bank                    2,215       2,215

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Franklin County,
   Health Care Facilities Revenue,
   Heinzerling Foundation,
   2.25%*, 11/1/01**,
   LOC Bank One                            $ 2,200    $  2,200
Franklin County,
   Health Care Facilities Revenue,
   Wexner Heritage House Project,
   2.18%*, 11/1/01**,
   LOC Hunington National Bank (b)           1,900       1,900
Franklin County,
   Hospital Revenue,
   Children's Hospital Project,
   Series B, 2.28%*, 11/1/01**,
   LOC Bank One                              8,600       8,600
Franklin County,
   Hospital Revenue, Doctors OhioHealth,
   Series B, 2.15%*, 11/1/01**,
   LOC National City Bank                   15,475      15,475
Franklin County, IDR,
   ALCO Standard Corp. Project,
   2.20%*, 11/1/01**,
   LOC Bank of America                       2,600       2,600
Franklin County, IDR,
   Bricker & Eckler,
   2.25%*, 11/1/01**,
   LOC Bank One                              4,100       4,100
Franklin County, IDR,
   Jacobson Stores,
   2.70%*, 11/1/01**,
   LOC Bank One                              6,300       6,300
Garfield Heights, GO, BAN,
   3.49%, 3/11/02                           10,500      10,514
Geauga County,
   Health Care Facilities Revenue,
   Heather Hill Inc. Project,
   Series B, 2.18%*, 11/1/01**,
   LOC Bank One                              9,775       9,775
Granville Exempted Village
   School District, GO, BAN,
   3.59%, 12/6/01                            4,610       4,612
Greene County,
   Healthcare Facilities Revenue,
   Friends Health Care Assoc.,
   2.23%*, 11/1/01**,
   LOC Bank One                              3,795       3,795
Grove City Revenue,
   Multifamily Housing,
   Regency Arms Apartments Project,
   2.30%*, 11/1/01**,
   LOC FNMA                                  6,500       6,500
Grove City, EDR,
   Cross Country Inns, Inc.,
   2.25%*, 11/1/01**,
   LOC Bank One                              1,030       1,030
Grove City, GO, BAN,
   4.51%, 11/9/01                            1,840       1,840

                                        Principal    Amortized
Security Description                      Amount       Cost

Hamilton County Revenue,
   Affordable Housing, Series A,
   2.18%*, 11/1/01**,
   LOC Bank One                            $ 5,000    $  5,000
Hamilton County Revenue,
   Childrens Hospital Medical Center,
   Series A, 2.13%*, 11/1/01**,
   LOC PNC Bank                              6,600       6,600
Hamilton County, EDR,
   Boys/Girls Club Inc. Project,
   2.15%*, 11/1/01**,
   LOC PNC Bank                              2,650       2,650
Hamilton County, EDR,
   Union Institute Project,
   2.20%*, 11/1/01**,
   LOC Bank of Montreal                      2,050       2,050
Hamilton County,
   Health Care Facilities Revenue,
   Ronald McDonald House
   Project, 2.14%*, 11/2/01**,
   LOC Fifth Third Bank                      3,570       3,570
Hamilton County,
   Hospital Facilities Revenue,
   Childrens Hospital Medical Center,
   2.11%*, 11/1/01**,
   LOC Chase Manhattan Bank                 17,300      17,300
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance Greater Cincinnati,
   Series F, 1.95%*, 11/7/01**, MBIA,
   LOC Credit Suisse First Boston           13,200      13,200
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance, Series A,
   1.93%*, 11/7/01**, MBIA,
   LOC Credit Suisse First Boston            8,075       8,075
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance, Series B,
   1.95%*, 11/7/01**, MBIA,
   LOC Credit Suisse First Boston            7,247       7,247
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance, Series E,
   1.93%*, 11/7/01**, MBIA,
   LOC Credit Suisse First Boston            3,050       3,050
Hamilton County,
   Hospital Facilities Revenue,
   Beechwood Home Project,
   2.15%*, 11/1/01**,
   LOC Firstar Bank                          6,250       6,250
Hamilton County,
   Hospital Facilities Revenue,
   Drake Center Inc., Series A,
   2.10%*, 11/1/01**,
   LOC Firstar Bank                          4,900       4,900
Hamilton, GO, BAN,
   3.07%, 6/6/02                               563         563

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Hamilton, GO, BAN,
   3.07%, 6/6/02                           $   320    $    320
Hamilton, GO, BAN,
   3.07%, 6/6/02                               350         350
Hamilton, GO, BAN,
   3.07%, 6/6/02                               120         120
Hamilton, GO, BAN,
   3.07%, 6/6/02                             1,000       1,000
Hamilton, GO, BAN,
   3.07%, 6/6/02                               400         400
Hamilton, GO, BAN,
   3.07%, 6/6/02                               380         380
Hamilton, GO, BAN,
   3.07%, 6/6/02                               250         250
Highland County, BAN,
   3.40%, 5/8/02                             1,405       1,406
Hilliard, IDR, National Sign,
   2.30%*, 11/7/01**,
   LOC Bank One AMT                          3,380       3,380
Huber Heights, GO, BAN,
   4.75%, 8/2/01                             1,200       1,200
Huron County, IDR,
   American Baler Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          1,475       1,475
Jackson County,
   2.54%, 10/10/02, BAN                      1,225       1,229
Lake County,
   2.75%, 10/2/02, BAN                       1,225       1,230
Lake County, EDR,
   Lake County YMCA Project,
   2.25%*, 11/1/01**,
   LOC Bank One                              2,555       2,555
Lakewood, GO, BAN,
   3.50%, 5/24/02                            2,380       2,387
Lakewood, GO, BAN,
   2.80%, 8/16/02                            1,970       1,971
Leipsic, IDR,
   Patrick Products Inc. Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          8,000       8,000
Liberty Community Infrastructure,
   Financing Authority,
   Community Facilities,
   2.25%*, 11/1/01**,
   LOC Huntington National Bank              4,000       4,000
Lima, GO, BAN,
   2.98%, 8/8/02                             1,020       1,021
Lorain, IDR,
   Malt Properties Ltd. Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          3,100       3,100
Lucas County, EDR,
   Maumee Valley Country
   Day School Project,
   2.37%*, 11/1/01**,
   LOC Sky Bank AMT                          3,290       3,290

                                        Principal    Amortized
Security Description                      Amount       Cost

Lucas County,
   Healthcare Facilities Revenue,
   Lutheran Homes Society Project,
   2.15%*, 11/1/01**,
   LOC Bank One                            $ 3,000    $  3,000
Lucas County, IDR,
   American Capital Properties,
   2.40%*. 11/1/01**,
   LOC National City Bank AMT                3,405       3,405
Lucas County, IDR,
   Bunting Bearings Corp. Project,
   2.40%*, 11/1/01**,
   LOC National City Bank                    1,525       1,525
Lucas County, IDR,
   Conforming Matrix Corp. Project,
   2.48%*, 11/1/01**,
   LOC Sky Bank                              1,275       1,275
Lucas County, IDR,
   Lott Industries Inc. Project,
   2.25%*, 11/1/01**,
   LOC National City Bank                    4,300       4,300
Mahoning County,
   Healthcare Facilities Revenue,
   Copeland Oaks Project,
   2.18%*, 11/1/01**,
   LOC Bank One                              4,480       4,480
Mahoning County,
   Hospital Facilities Revenue,
   2.17%*, 11/1/01**, MBIA,
   LOC Bank One                              3,700       3,700
Mahoning County, IDR,
   Insulated Glass Project,
   2.35%*, 11/1/01**,
   LOC Bank One AMT                          3,400       3,400
Mansfield, GO, BAN,
   3.62%, 5/2/02                             2,500       2,504
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   2.18%*, 11/1/01**,
   LOC Bank One                              2,270       2,270
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   2.18%*, 11/1/01**,
   LOC Bank One                              1,865       1,865
Marion County, IDR,
   Semco Inc. Project,
   2.28%*, 11/1/01**,
   LOC Huntington National Bank              1,000       1,000
Mason, GO, BAN,
   3.30%, 5/30/02                            1,000       1,003
Massillon, GO, BAN,
   3.92%, 1/11/02                            1,350       1,351
Massillon, GO, BAN,
   4.33%, 1/11/02                            6,800       6,804

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Medina County, Housing Revenue,
   The Oaks at Medina Project,
   Series B, 2.16%*, 11/1/01**,
   LOC Bank One                            $ 7,500    $  7,500
Milford Exempted Village School
   District, GO, BAN,
   3.21%, 1/17/02                           13,483      13,499
Monroe County,
   Income Tax Corridor 75,
   2.20%*, 11/1/01**,
   LOC Bank of Montreal                      2,000       2,000
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 2.25%*, 11/1/01**,
   LOC National City Bank                    5,000       5,000
Montgomery County, IDR,
   Citywide Development Corp. Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          2,100       2,100
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   4.70%*, 11/15/01**,
   LOC National City Bank                    2,195       2,195
Montgomery, IDR,
   Bethesda Two Ltd.,
   2.28%*, 11/1/01**,
   LOC Huntington National Bank              2,420       2,420
Mount Gilead Exempted Village
   School District, GO, BAN,
   3.05%, 9/24/02                            2,000       2,008
Muskingum County, GO, BAN,
   Series A, 3.21%, 5/30/02                  1,000       1,002
Napoleon, BAN,
   Series A, 2.27%, 10/30/02                 1,100       1,101
New Albany, BAN,
   4.85%, 12/6/01                            2,500       2,501
Newark, GO, BAN,
   3.30%, 5/31/02                            1,759       1,762
Niles, GO, BAN,
   2.75%, 7/17/02                            1,900       1,901
Northwood, GO, BAN,
   3.50%, 7/25/02                              700         703
Ohio State University, Series B2,
   2.05%*, 11/7/01**                         7,400       7,400
Olentangy Local School District, GO, BAN,
   2.75%, 2/19/02                            6,000       6,012
Orange City School District, GO, BAN,
   2.89%, 7/18/02                            2,000       2,002
Orrville Ohio, GO, BAN,
   2.44%, 10/8/02                            1,000       1,002
Oxford Limited Obligations Revenue,
   UHI Acquisition Inc. Project,
   2.50%*, 11/1/01**,
   LOC Bank One AMT                          6,250       6,250
Parma, IDR, FDC Realty Project,
   2.28%*, 11/1/01**,
   LOC Bank One AMT                          2,610       2,610

                                        Principal    Amortized
Security Description                      Amount       Cost

Paulding County, GO, BAN, Series 2,
   3.70%, 1/30/02                          $ 1,900    $  1,904
Perrysburg, GO, BAN,
   4.90%, 11/15/01                           2,000       2,000
Perrysburg, GO, BAN,
   4.90%, 11/15/01                           1,000       1,000
Pike County, GO, BAN,
   3.76%, 3/14/02                            3,000       3,003
Portage County, GO, BAN,
   2.26%, 10/30/02                           1,338       1,339
Portage County,
   Healthcare Facilities Revenue,
   Hattie Larlham Project,
   2.25%*, 11/1/01**,
   LOC Bank One                              2,590       2,590
Portage County, IDR,
   NCSP Limited Partnership Project,
   2.30%*, 11/7/01**,
   LOC Bank One AMT                          3,105       3,105
Reading, IDR,
   General Tool Co. Project,
   2.25%*, 11/1/01**,
   LOC Bank of Montreal AMT                  3,700       3,700
Richland County, GO, BAN,
   4.85%, 11/15/01                           1,300       1,300
Richland County, GO, BAN,
   3.50%, 5/9/02                             1,352       1,354
Richland County, IDR,
   Mansfield Motel Partnership,
   2.40%*, 11/1/01**,
   LOC Huntington National Bank AMT          2,850       2,850
Rickenbacker,
   Port Authority Revenue,
   2.25%*, 11/1/01**,
   LOC Bank One                              2,500       2,500
Salem Hospital Revenue,
   Community Hospital Project,
   2.05%*, 11/7/01**,
   LOC PNC Bank                              2,400       2,400
Salem Hospital Revenue,
   Community Hospital Project,
   2.20%*, 11/1/01**,
   LOC PNC Bank                              2,000       2,000
Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series B, 2.00%*, 11/7/01**, AMBAC,
   LOC Mellon Bank                           1,100       1,100
Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series C, 2.00%*, 11/7/01**, AMBAC,
   LOC Mellon Bank                           5,275       5,275
Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series D, 2.00%*, 11/7/01**, AMBAC,
   LOC Mellon Bank                           2,995       2,995

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series E, 2.00%*, 11/7/01**, AMBAC,
   LOC Mellon Bank                         $ 3,215    $  3,215
Scioto County, Hospital Revenue,
   VHA Center Inc., Capital Assets,
   Series G, 2.00%*, 11/7/01**, AMBAC,
   LOC Mellon Bank                           4,115       4,115
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home Inc. Project,
   2.20%*, 11/1/01**,
   LOC National City Bank                    1,800       1,800
Solon, IDR,
   JTM Products Inc. Project,
   2.40%*, 11/1/01**,
   LOC National City Bank AMT                3,500       3,500
St Bernard, GO, BAN,
   2.68%, 9/24/02                            2,400       2,410
St Clairsville & Richland City
   School District, GO, BAN,
   3.63%, 12/20/01                           4,000       4,004
St Clairsville & Richland City
   School District, GO, BAN,
   2.65%, 7/18/02                            3,000       3,011
Stark County, IDR,
   Polymer Packaging Project,
   2.50%*, 11/1/01**,
   LOC Bank One AMT                          1,300       1,300
State Air Quality
   Development Authority Revenue,
   Cincinnati Gas & Electric,
   Series A, 2.00%*, 11/1/01**,
   LOC Morgan Guaranty Trust                 6,300       6,300
State Air Quality
   Development Authority Revenue,
   Cincinnati Gas & Electric,
   Series B, 2.00%*, 11/1/01**,
   LOC Morgan Guaranty Trust                 5,180       5,180
State Air Quality Development
   Authority Revenue,
   JMG Funding Ltd. Partnership,
   Series B, 2.00%*, 11/7/01**,
   LOC Societe Generale AMT                  1,300       1,300
State Air Quality Development
   Authority Revenue,
   Ohio Edison Co,
   Series A, 1.85%*, 11/7/01**,
   LOC First Union                           3,000       3,000
State Air Quality Development
   Authority Revenue,
   Ohio Edison Co.,
   Series C, 2.10%*, 11/1/01**,
   LOC Barclays Bank AMT                     2,500       2,500

                                        Principal    Amortized
Security Description                      Amount       Cost

State Air Quality Development
   Authority Revenue,
   Ohio Edison,
   Series C, 2.00%*, 11/1/01**,
   LOC First Union National Bank           $10,870    $ 10,870
State Air Quality Development
   Authority Revenue,
   Pollution Control,
   PA Power Co.,
   2.10%*, 11/7/01**,
   LOC Bank One                              3,050       3,050
State Air Quality Development
   Authority Revenue,
   Toledo Edison Co.,
   Series A, 2.00%, 11/1/01,
   LOC Barclays Bank                         5,100       5,100
State Air Quality Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co. Project,
   Series A, 2.10%*, 11/7/01**, AMBAC,
   LOC Bank of New York                     21,500      21,500
State Air Quality Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co. Project,
   Series C, 2.00%*, 11/7/01**, AMBAC,
   LOC Bank of New York                      4,655       4,655
State Air Quality Revenue,
   Timken Co.,
   2.05%*, 11/7/01**,
   LOC Bank One Michigan                     5,400       5,400
State Enviromental Improvement Revenue,
   U.S. Steel Corp. Project,
   2.25%*, 11/1/01**,
   LOC PNC Bank                              1,000       1,000
State Environmental Improvement Revenue,
   Newark Group Industries Inc. Project,
   2.13%*, 11/1/01**,
   LOC Chase Manhattan Bank AMT              5,500       5,500
State Higher Education Capital Facilities,
   Series A, GO, 5.00%, 2/1/02               5,895       5,922
State Higher Education Facilities
   Revenue, Pooled Financing,
   2.25%*, 11/1/01**,
   LOC Fifth Third Bank                      8,775       8,775
State Higher Education Facilities Revenue,
   Series II-B, 5.90%, 12/1/06, AMBAC        1,000       1,022
State Higher Education Revenue,
   2.25%*, 11/1/01**,
   LOC Fifth Third Bank                      2,335       2,335
State Higher Education Revenue,
   2.25%*, 11/1/01**,
   LOC Fifth Third Bank                      4,300       4,300
State Higher Education Revenue,
   2.25%*, 11/1/01**,
   LOC Fifth Third Bank                      4,800       4,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

State Higher Education Revenue,
   Wilmington College,
   2.25%*, 11/1/01**,
   LOC Fifth Third Bank                    $ 2,275    $  2,275
State Highway Capital Improvements,
   Series F, GO, 4.50%, 5/1/02               3,500       3,524
State Housing Finance Agency
   Mortgage Revenue,
   Residential Backed Securities,
   Series E, 2.75%, 8/15/02,
   LOC Trinity Fidelity                      7,500       7,500
State Parks and Recreation Revenue,
   Capital Facilities,
   Series II-A, 3.50%, 12/1/01               1,025       1,025
State Pollution Control Revenue,
   Sohio Water Project,
   2.05%*, 11/1/01**,
   LOC BP/Amoco                              1,910       1,910
State Water Development Authority
   Pollution Contol Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 2.00%*, 11/7/01**,
   LOC Barclays Bank                        11,700      11,700
State Water Development Authority
   Pollution Control Facilities Revenue,
   Ohio Edison Co.,
   Series B, 2.05%*, 11/1/01**,
   LOC Barclays Bank AMT                     5,600       5,600
State Water Development Authority
   Pollution Control Facilities Revenue,
   Toledo Edison Co. Project,
   Series A, 2.00%*, 11/1/01**,
   LOC Barclays Bank                         2,600       2,600
State Water Development Authority,
   Series A, 2.25%*, 11/1/01**,
   LOC National City Bank                    4,515       4,515
State Water Development Authority,
   PA Power Co. Project,
   2.10%*, 11/7/01**,
   LOC Bank One AMT                          5,800       5,800
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co.,
   Series A, 2.10%*,
   11/7/01**, AMBAC,
   LOC Bank of New York                     25,700      25,701
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co.,
   Series B, 2.10%*, 11/7/01**, AMBAC,
   LOC Bank of New York                      8,600       8,600
State Water Development Authority,
   Timken Co. Project,
   2.20%*, 11/7/01**,
   LOC Wachovia Bank AMT                    13,500      13,500

                                        Principal    Amortized
Security Description                      Amount       Cost

State, EDR, YMCA,
   2.25%*, 11/1/01**,
   LOC Bank One                            $ 3,895    $  3,895
Strongsville, GO, BAN,
   3.00%, 7/30/02                            2,100       2,105
Summit County Hospital,
   Cuyuhoga Falls General Hospital,
   Series B, 2.20%*, 11/1/01**,
   LOC Bank One                              1,615       1,615
Summit County Port Authority,
   ASC Industries Inc. Project,
   2.30%*, 11/7/01**,
   LOC Bank One                              3,320       3,320
Summit County Revenue,
   Goodwill Industries of Akron Ohio, Inc.,
   2.05%*. 11/7/01**,
   LOC Bank One                              2,600       2,600
Summit County, IDR,
   Atlas Steel Project,
   2.40%*, 11/1/01**,
   LOC National City Bank AMT                3,200       3,200
Summit County, IDR,
   Delco Corp. Project,
   2.40%*, 11/1/01**,
   LOC National City Bank AMT                1,075       1,075
Summit County, IDR,
   Fiocca Inc. Project,
   2.20%*, 11/1/01**,
   LOC Fifth Third Bank AMT                  1,995       1,995
Summit County, IDR,
   GO-JO Industries Inc., Project,
   2.25%*, 11/1/01**,
   LOC Bank One                              1,445       1,445
Summit County, IDR,
   Rogers Industrial Products Project,
   4.10%*, 11/1/01**,
   LOC Fifth Third Bank AMT                    910         910
Summit County, IDR,
   Summit Plastic Co. Project,
   2.40%*, 11/1/01**,
   LOC National City Bank AMT                2,160       2,160
Summit County, IDR,
   VMS Development Project,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          2,630       2,630
Toledo City Services Special Assessment,
   Special Obligation,
   2.15%*, 11/1/01**,
   LOC Bank One                              4,250       4,250
Toledo, IDR,
   Lucas County Port Authority,
   Frostbite Brands Inc. Project,
   2.42%*, 11/1/01**,
   LOC Old Kent Bank and Trust               2,495       2,495
Toledo, Lucas County,
   2.18%*, 11/1/01**,
   LOC Wells Fargo Bank                      2,800       2,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Tri-County,
   North Local School District, GO, BAN,
   3.18%, 7/18/02                          $ 1,325    $  1,329
Trumbull County Health Care
   Facilities Revenue,
   2.25%*, 11/1/01**,
   LOC National City Bank                    3,750       3,750
Trumbull County, IDR,
   2.40%*, 11/1/01**,
   LOC Bank One                              3,590       3,590
Trumbull County, IDR,
   Eliwood Engineered Casting,
   2.30%*, 11/1/01**,
   LOC Mellon Bank                           7,000       7,000
Twinsburg, IDR,
   United Stationers Supply Co.,
   2.15%*, 11/1/01**,
   LOC PNC Bank AMT                          3,000       3,000
University Cincinnati General Receipts,
   Series B, 4.00%, 5/01/02                  8,750       8,790
Van Wert County IDR,
   Kennedy Manufacturing Co.,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          2,100       2,100
Warren County Healthcare
   Facilities Revenue, Otterbein,
   Series A, 2.12%*, 11/1/01**,
   LOC Fifth Third Bank                        390         390
Warren County, EDR,
   Ralph J. Stolle Countryside,
   2.14%*, 11/2/01**,
   LOC Fifth Third Bank                      1,000       1,000
Warren County, IDR,
   Lindsey Steel Processing,
   2.20%*, 11/1/01**,
   LOC Firstar AMT                           2,450       2,450
Warren County, IDR,
   Pac Manufacturing Project,
   2.20%*, 11/1/01**,
   LOC US Bank AMT                           2,750       2,750
Waterville, GO, BAN,
   3.50%, 3/7/02                             1,825       1,825
Wayne County,
   Health Care Facilities Revenue,
   West View Manor Project,
   2.23%*, 11/1/01**,
   LOC Fifth Third Bank                      4,585       4,585
Wayne County, IDR,
   2.40%*, 11/1/01**,
   LOC Bank One AMT                          2,500       2,500
West Chester Township,
   Issue II, GO, BAN,
   3.57%, 4/9/02                             1,000       1,001
Westerville, EDR,
   American Ceramic Society,
   2.38%*, 11/1/01**,
   LOC National City Bank                    1,830       1,830

                                        Principal    Amortized
Security Description                      Amount       Cost

Westlake, IDR,
   Logan Westlake Project,
   2.20%*, 11/1/01**,
   LOC Fifth Third Bank AMT                $ 1,440    $  1,440
Williams County, IDR,
   Letts Industries Inc. Project,
   2.25%*, 11/1/01**,
   LOC Comerica Bank AMT                     1,865       1,865
Wood County Revenue,
   Facilities Improvements YMCA,
   2.32%*, 11/1/01**,
   LOC Sky Bank                              4,090       4,090
Wood County, EDR,
   Cast Masters Inc. Acquisition,
   2.32%*, 11/1/01**,
   LOC National City Bank AMT                2,080       2,080
Wood County, EDR,
   Hammill Manufacturing Co. Project,
   3.60%*, 12/1/01**,
   LOC Sky Bank AMT                          1,045       1,045
Wood County, EDR,
   Hammill Manufacturing Co. Project,
   2.42%*, 11/1/01**,
   LOC Sky Bank AMT                          1,940       1,940
Wood County, EDR,
   Hammill Manufacturing Co. Project,
   2.40%*, 11/1/01**,
   LOC Sky Bank                                750         750
Wood County, EDR,
   Precision Aggregate II,
   2.48%*, 11/1/01**,
   LOC Sky Bank AMT                          2,200       2,200
Wood County, EDR,
   Toledo Electrical,
   2.37%*, 11/1/01**,
   LOC Sky Bank                              1,560       1,560
Wood County, IDR,
   Aluminite Ohio Inc. Project,
   2.48%*, 11/1/01**,
   LOC Sky Bank                              1,625       1,625
Wood County, IDR,
   Principle Bus Project,
   Series A, 2.22%*, 11/1/01**,
   LOC Fifth Third Bank AMT                  2,495       2,495
Woodlawn, EDR,
   Goodwill Industrial Project,
   2.15%*, 11/1/01**,
   LOC Firstar Bank                          6,000       6,000
Woodlawn, IDR,
   Southland Properties LLP Project,
   2.25%*, 11/1/01**,
   LOC Bank of Montreal AMT                  1,510       1,510
Wooster, GO, BAN,
   2.85%, 8/14/02                            1,500       1,501

Total Ohio Municipal Bonds (Amortized Cost $928,008)   928,008

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Amortized
                                          Principal    Cost/Market
Security Description                        Amount         Value

Investment Companies (0.5%)

Federated Ohio Municipal
   Cash Trust Fund                       4,592,241    $  4,592

Total Investment Companies (Cost $4,592)                 4,592

Total Investments
(Amortized Cost $932,600) (a) -- 99.7%                 932,600

Other assets in excess of liabilities -- 0.3%            2,607

TOTAL NET ASSETS -- 100.0%                            $935,207

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FNMA -- Federal National Mortgage Association

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note


                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)

                                                                               Gradison               Prime              Financial
                                                                              Government           Obligations           Reserves
                                                                             Reserves Fund            Fund                 Fund

ASSETS:
Investments, at amortized cost                                                $4,435,891           $2,905,709            $695,013
Repurchase agreements, at cost                                                        --              242,715              60,121

     Total Investments                                                         4,435,891            3,148,424             755,134

Cash                                                                                  --                   --                   2
Interest receivable                                                               17,248                5,323               1,372
Receivable for capital shares issued                                                  11                    9                  --
Prepaid expenses and other assets                                                     --                   75                  14

         Total Assets                                                          4,453,150            3,153,831             756,522

LIABILITIES:
Dividends payable                                                                  6,144                5,615               1,445
Payable to brokers for investments purchased                                      50,000               99,880                  --
Payable for capital shares redeemed                                                   --                    7                  --
Accrued expenses and other payables:
     Investment advisory fees                                                      1,239                  888                 311
     Administration fees                                                              39                   53                  15
     Custodian fees                                                                   76                   50                  17
     Accounting fees                                                                   1                    2                   1
     Transfer agent fees                                                             380                   50                  12
     Shareholder service fees                                                         --                  618                  --
     Shareholder service fees -- Class G Shares                                      773                   --                  --
     Other                                                                           370                  178                 109

         Total Liabilities                                                        59,022              107,341               1,910

NET ASSETS:
Capital                                                                        4,394,029            3,046,495             754,612
Undistributed net investment income                                                  226                   --                  --
Accumulated undistributed net realized gains
   (losses) from investment transactions                                            (127)                  (5)                 --

         Net Assets                                                           $4,394,128           $3,046,490            $754,612

Net Assets
     Trust Shares                                                                290,861                   --                  --
     Class G Shares                                                            4,103,267                   --                  --

         Total                                                                $4,394,128                   --                  --

Outstanding units of beneficial interest (shares)
     Trust Shares                                                                290,791                   --                  --
     Class G Shares                                                            4,103,023                   --                  --

         Total                                                                 4,393,814            3,046,495             754,503

Net asset value
     Offering and redemption price per share                                          --           $     1.00            $   1.00
     Offering and redemption price per share -- Trust Shares                  $     1.00                   --                  --
     Offering and redemption price per share -- Class G Shares                $     1.00                   --                  --


                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                  Tax-Free           Ohio Municipal
                                                                                                Money Market          Money Market
                                                                                                    Fund                  Fund

ASSETS:
Investments, at amortized cost                                                                    $773,559             $932,600
Cash                                                                                                    --                   44
Interest receivable                                                                                  2,443                4,379
Prepaid expenses and other assets                                                                       17                   17

         Total Assets                                                                              776,019              937,040

LIABILITIES:
Dividends payable                                                                                    1,034                1,159
Accrued expenses and other payables:
     Investment advisory fees                                                                          235                  398
     Administration fees                                                                                16                   19
     Custodian fees                                                                                     15                   17
     Accounting fees                                                                                     1                    1
     Transfer agent fees                                                                                17                   26
     Shareholder service fees                                                                          117                  178
     Other                                                                                              29                   35

         Total Liabilities                                                                           1,464                1,833

NET ASSETS:
Capital                                                                                            774,660              935,212
Undistributed net investment income                                                                     --                   --
Accumulated undistributed net realized losses from investment transactions                            (105)                  (5)

         Net Assets                                                                               $774,555             $935,207

Outstanding units of beneficial interest (shares)                                                  774,658              935,208

Net asset value
     Offering and redemption price per share                                                      $   1.00             $   1.00


                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                Gradison              Prime              Financial
                                                                               Government          Obligations           Reserves
                                                                              Reserves Fund           Fund                 Fund

Investment Income:
Interest income                                                                 $118,885             $139,603             $36,938

     Total Income                                                                118,885              139,603              36,938

Expenses:
Investment advisory fees                                                          10,385                9,922               3,660
Administration fees                                                                2,691                3,045                 942
Shareholder service fees                                                             525                7,084                  --
12b-1 fees Class -- G                                                              2,261                   --                  --
Accounting fees                                                                      128                  143                 101
Custodian fees                                                                       461                  556                 170
Legal and audit fees                                                                 312                  195                  52
Trustees' fees and expenses                                                           73                   82                  22
Transfer agent fees                                                                4,370                  130                  26
Registration and filing fees                                                          53                  127                  18
Printing fees                                                                        324                  236                   4
Other                                                                                212                   43                  13

     Total Expenses                                                               21,795               21,563               5,008

Expenses voluntarily reduced                                                      (2,842)                 (21)                 --

     Net Expenses                                                                 18,953               21,542               5,008

Net Investment Income                                                             99,932              118,061              31,930

Realized Gains (Losses) from Investments:
Net realized gains from investment transactions                                      371                    9                   1

Change in net assets resulting from operations                                  $100,303             $118,070             $31,931


                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

Investment Income:
Interest income                                                                                    $23,870             $32,057
Dividend income                                                                                        860                 124

     Total Income                                                                                   24,730              32,181

Expenses:
Investment advisory fees                                                                             2,602               4,697
Administration fees                                                                                    954               1,150
Shareholder service fees                                                                             1,859               2,349
Accounting fees                                                                                        106                 117
Custodian fees                                                                                         151                 184
Legal and audit fees                                                                                    52                  67
Trustees' fees and expenses                                                                             22                  28
Transfer agent fees                                                                                     34                  49
Registration and filing fees                                                                            15                  16
Printing fees                                                                                           25                  28
Other                                                                                                   12                  15

     Total Expenses                                                                                  5,832               8,700

Net Investment Income                                                                               18,898              23,481

Realized Gains (Losses) from Investments:
Net realized losses from investment transactions                                                        (3)                 --

Change in net assets resulting from operations                                                     $18,895             $23,481


                      See notes to financial statements.


THE VICTORY PORTFOLIO                       Statements of Changes in Net Assets
(Amounts in Thousands)


                                         Gradison Government                     Prime                        Financial
                                            Reserves Fund                  Obligations Fund                  Reserves Fund

                                        Year             Year            Year            Year            Year            Year
                                        Ended            Ended           Ended           Ended           Ended           Ended
                                     October 31,      October 31,     October 31,     October 31,     October 31,     October 31,
                                        2001             2000            2001            2000            2001            2000

From Investment Activities:
Operations:
Net investment income                $    99,932     $   117,396     $   118,061     $   127,968     $    31,930      $    43,019
Net realized gains (losses) from
   investment transactions                   371               1               9              (2)              1               --

Change in net assets resulting
   from operations                       100,303         117,397         118,070         127,966          31,931           43,019

Distributions to Shareholders:
     From net investment income               --              --        (118,078)       (127,968)        (31,931)         (43,019)
         Trust Shares                       (360)             --              --              --              --               --
         G Class Shares                  (99,572)       (117,396)             --              --              --               --

Change in net assets from
   distributions to shareholders         (99,932)       (117,396)       (118,078)       (127,968)        (31,931)         (43,019)

Capital Transactions:
     Proceeds from shares issued       8,964,082       9,873,278       6,054,272       5,695,075       2,486,078        2,707,816
     Proceeds from shares issued
       in connection with merger       2,061,704              --              --              --              --               --
     Dividends reinvested                104,890         113,313         122,170         120,348           2,381            3,176
     Cost of shares redeemed          (8,872,446)     (9,879,085)     (5,682,959)     (5,322,445)     (2,471,359)      (2,791,932)
Change in net assets from
   capital transactions                2,258,230         107,506         493,483         492,978          17,100          (80,940)

Change in net assets                   2,258,601         107,507         493,475         492,976          17,100          (80,940)

Net Assets:
     Beginning of period               2,135,527       2,028,020       2,553,015       2,060,039         737,512          818,452

     End of period                   $ 4,394,128     $ 2,135,527     $ 3,046,490     $ 2,553,015     $   754,612      $   737,512

Share Transactions:
     Issued                            8,964,140       9,873,262       6,054,272       5,695,075       2,486,078        2,707,816
     Issued in connection
       with merger                     2,061,704              --              --              --              --               --
     Reinvested                          104,890         113,313         122,170         120,348           2,381            3,176
     Redeemed                         (8,872,446)     (9,879,069)     (5,682,959)     (5,322,446)     (2,471,359)      (2,791,931)

Change in Shares                       2,258,288         107,506         493,483         492,977          17,100          (80,939)


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                               Tax-Free                     Ohio Municipal
                                                                           Money Market Fund               Money Market Fund

                                                                         Year            Year            Year            Year
                                                                         Ended           Ended           Ended           Ended
                                                                      October 31,     October 31,     October 31,     October 31,
                                                                         2001            2000            2001            2000

From Investment Activities:
Operations:
     Net investment income                                           $    18,898     $    23,950     $    23,481      $    31,230
     Net realized losses from investment transactions                         (3)            (71)             --               --

Change in net assets resulting from operations                            18,895          23,879          23,481           31,230

Distributions to Shareholders:
     From net investment income                                          (18,898)        (23,950)        (23,486)         (31,230)

Change in net assets from distributions to shareholders                  (18,898)        (23,950)        (23,486)         (31,230)

Capital Transactions:
     Proceeds from shares issued                                       1,748,273       1,794,580       1,670,134        2,094,648
     Dividends reinvested                                                 15,527          17,484          20,556           24,631
     Cost of shares redeemed                                          (1,664,566)     (1,834,302)     (1,639,847)      (2,169,654)

Change in net assets from capital transactions                            99,234         (22,238)         50,843          (50,375)

Change in net assets                                                      99,231         (22,309)         50,838          (50,375)

Net Assets:
     Beginning of period                                                 675,324         697,633         884,369          934,744

     End of period                                                   $   774,555     $   675,324     $   935,207      $   884,369

Share Transactions:
     Issued                                                            1,748,273       1,794,580       1,670,134        2,094,648
     Reinvested                                                           15,527          17,484          20,556           24,631
     Redeemed                                                         (1,664,566)     (1,834,302)     (1,639,847)      (2,169,654)

Change in Shares                                                          99,234         (22,238)         50,843          (50,375)


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                         Gradison Government
                                            Reserves Fund

                                             Trust Shares

                                              October 15,
                                                 2001
                                                through
                                              October 31,
                                                2001<F2>

Net Asset Value,
   Beginning of Period                         $  1.000

Investment Activities
     Net investment income                        0.001

Distributions
     Net investment income                       (0.001)

Net Asset Value, End of Period                 $  1.000

Total Return                                       0.11%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $290,861
Ratio of expenses to
   average net assets <F6>                         0.42%<F5>
Ratio of net investment income
   to average net assets <F6>                      2.30%<F5>
Ratio of expenses to
   average net assets<F1>                         10.12%<F5>
Ratio of net investment income
   to average net assets<F1>                      (7.40)%<F5>



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective October 15, 2001, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Trust Shares and Class G Shares of the Fund at a Maximum of 0.51% and 0.76%, respectively, until at least October 15, 2002.





                                                             Gradison Government Reserves Fund

                                                                       Class G Shares

                                                                  One
                                    Year          Year           Month           Year           Year           Year
                                    Ended         Ended          Ended           Ended         Ended          Ended
                                  October 31,   October 31,    October 31,   September 30,  September 30,  September 30,
                                     2001          2000           1999           1999<F3>      1998            1997

Net Asset Value,
   Beginning of Period            $    1.000    $    1.000     $    1.000      $    1.000    $    1.000     $    1.000

Investment Activities
     Net investment income             0.041         0.054          0.004           0.044         0.049          0.047

Distributions
     Net investment income            (0.041)       (0.054)        (0.004)         (0.044)       (0.049)        (0.047)

Net Asset Value, End of Period    $    1.000    $    1.000     $    1.000      $    1.000    $    1.000     $    1.000

Total Return                            4.20%         5.56%          0.39%<F4>       4.46%         4.98%          4.85%

Ratios/Supplemental Data:
Net Assets at end of period (000) $4,103,267    $2,135,527     $2,028,020      $2,018,755    $1,933,824     $1,610,058
Ratio of expenses to
   average net assets <F6>              0.77%         0.72%          0.72%<F5>       0.71%         0.72%          0.72%
Ratio of net investment income
   to average net assets <F6>           4.04%         5.42%          4.61%<F5>       4.34%         4.86%          4.75%
Ratio of expenses to
   average net assets<F1>               0.82%         0.90%          0.84%<F5>       0.77%         0.73%          0.73%
Ratio of net investment income
   to average net assets<F1>            3.99%         5.24%          4.49%<F5>       4.28%         4.85%          4.74%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective October 15, 2001, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Trust Shares and Class G Shares of the Fund at a Maximum of 0.51% and 0.76%, respectively, until at least October 15, 2002.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                       Prime Obligations Fund

                                                       Year           Year          Year           Year            Year
                                                      Ended          Ended         Ended          Ended           Ended
                                                   October 31,    October 31,   October 31,    October 31,     October 31,
                                                      2001           2000          1999           1998            1997

Net Asset Value, Beginning of Period               $    1.000     $    1.000    $    1.000     $    1.000       $  1.000

Investment Activities
     Net investment income                              0.042          0.055         0.044          0.049          0.048

Distributions
     Net investment income                             (0.042)        (0.055)       (0.044)        (0.049)        (0.048)

Net Asset Value, End of Period                     $    1.000     $    1.000    $    1.000     $    1.000       $  1.000

Total Return                                             4.31%          5.67%         4.52%          4.98%          4.89%

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $3,046,490     $2,553,015    $2,060,039     $1,378,713       $736,449
Ratio of expenses to
   average net assets                                    0.76%          0.78%         0.79%          0.80%          0.85%
Ratio of net investment income
   to average net assets                                 4.17%          5.55%         4.43%          4.89%          4.79%


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Financial Reserves Fund

                                                       Year          Year           Year           Year           Year
                                                       Ended         Ended          Ended          Ended          Ended
                                                    October 31,   October 31,    October 31,    October 31,    October 31,
                                                       2001          2000           1999           1998           1997

Net Asset Value, Beginning of Period                $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                             0.043          0.056         0.045          0.050          0.049

Distributions
     Net investment income                            (0.043)        (0.056)       (0.045)        (0.050)        (0.049)

Net Asset Value, End of Period                      $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                            4.44%          5.75%         4.62%          5.10%          5.04%

Ratios/Supplemental Data:
Net Assets at end of period (000)                   $754,612       $737,512      $818,452       $785,520       $800,642
Ratio of expenses to
   average net assets                                   0.68%          0.70%         0.68%          0.67%          0.67%
Ratio of net investment income
   to average net assets                                4.36%          5.58%         4.52%          5.01%          4.94%
Ratio of expenses to
   average net assets<F1>                               <F2>            <F2>           <F2>         0.68%          0.71%
Ratio of net investment income
   to average net assets<F1>                            <F2>            <F2>           <F2>         5.00%          4.90%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                           Tax-Free Money Market Fund

                                              Year          Year           Year           Year           Year
                                             Ended         Ended          Ended          Ended          Ended
                                          October 31,   October 31,    October 31,    October 31,    October 31,
                                             2001          2000           1999           1998           1997

Net Asset Value, Beginning of Period       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                    0.026          0.033         0.025          0.029          0.030

Distributions
     Net investment income                   (0.026)        (0.033)       (0.025)        (0.029)        (0.030)

Net Asset Value, End of Period             $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                   2.59%          3.38%         2.55%          2.91%          3.07%

Ratios/Supplemental Data:
Net Assets at end of period (000)          $774,555       $675,324      $697,633       $465,528       $412,224
Ratio of expenses to
   average net assets                          0.78%          0.80%         0.79%          0.80%          0.73%
Ratio of net investment income
   to average net assets                       2.54%          3.32%         2.51%          2.88%          3.03%
Ratio of expenses to
   average net assets<F1>                      <F2>            <F2>         <F2>           0.80%          0.74%
Ratio of net investment income
   to average net assets<F1>                   <F2>            <F2>         <F2>           2.88%          3.02%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period



                                                             Ohio Municipal Money Market Fund

                                                 Year          Year          Year          Year           Year
                                                Ended         Ended         Ended         Ended          Ended
                                             October 31,   October 31,   October 31,   October 31,    October 31,
                                                2001          2000          1999          1998           1997

Net Asset Value, Beginning of Period          $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income                       0.025         0.032         0.025         0.029          0.030

Distributions
     Net investment income                      (0.025)       (0.032)       (0.025)       (0.029)        (0.030)

Net Asset Value, End of Period                $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                                      2.52%         3.27%         2.49%         2.94%          3.01%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $935,207      $884,369      $934,744      $751,543       $650,978
Ratio of expenses to
   average net assets                             0.93%         0.87%         0.82%         0.80%          0.75%
Ratio of net investment income
   to average net assets                          2.50%         3.22%         2.45%         2.90%          2.97%
Ratio of expenses to
   average net assets<F1>                         <F2>          0.93%         0.93%         0.94%          0.94%
Ratio of net investment income
   to average net assets<F1>                      <F2>          3.16%         2.34%         2.76%          2.78%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                         October 31, 2001

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, and the Ohio Municipal Money Market Fund (collectively, the "Funds").

     The Gradison Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Class G Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fee paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Gradison Government Reserves Fund and the Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

2.   Reorganizations:

     On May 23, 2001, the Board of Trustees of the Trust approved a Plan of Reorganization ("the Reorganization") to merge and transfer all of the assets and liabilities of the Investor Shares and Select Shares of the U.S. Government Obligations Fund into the Trust Shares and the Class G Shares of the Gradison Government Reserves Fund respectively. The Reorganization qualified as a tax-free exchange for Federal Income tax purposes and was completed on October 15, 2001, following approval by shareholders at the shareholder meeting held on September 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization (amounts in thousands):


                                                       Before                        After
                                                      Transfer                     Transfer

                                                               Gradison            Gradison
                                          U.S. Government     Government          Government
                                         Obligations Fund    Reserves Fund       Reserves Fund

     Investor Class Shares (000)               359,893                 --                 --
     Select Class Shares (000)               1,702,023                 --                 --
     Trust Class Shares (000)                       --                 --            359,893
     Class G Shares (000)                           --          2,442,838          4,144,861
     Total Shares (000)                      2,061,916          2,442,838          4,504,754

     Investor Class Net Assets (000)        $  359,824                 --                 --
     Select Class Net Assets (000)           1,701,880                 --                 --
     Trust Class Net Assets (000)                   --                 --         $  359,824
     Class G Net Assets (000)                       --         $2,442,738          4,144,618
     Total Net Assets (000)                 $2,061,704         $2,442,738         $4,504,442

     Net Asset Value

     Investor Class Shares                  $     1.00                 --                 --
     Select Class Shares                    $     1.00                 --                 --
     Trust Class Shares                             --                 --         $     1.00
     Class G Shares                                 --         $     1.00         $     1.00

     Unrealized Appreciation (000)                  --                 --                 --


                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2001

3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not <F2> purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or <F3> maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investment purchased on the accompanying statements of assets and liabilities. As of October 31, 2001, the Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund had outstanding "when-issued" purchase commitment with corresponding assets segregated of $6,100,000 and $2,790,000, respectively.

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. There were no securities on loan as of October 31, 2001.

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2001

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyTrust Company of Ohio, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under the terms of the investment advisory agreement, the Investment Advisory fee of the Gradison Government Reserves Fund is computed at the annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator and Distributor to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million, and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS serves the as Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement. Effective January 1, 2001, BISYS also serves as the Transfer Agent for the funds. Under the Transfer Agency Agreement, BISYS is entitled to receive fees and reimbursements of out-of-pocket expenses incurred in providing transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust. Until October 15, 2001, pursuant to the Trust's 12b-1 Plan, the Distributor could receive a monthly fee at an annual rate of 0.10% of the average daily net assets of the Class G Shares of the Gradison Government Reserves Fund. From the fee, the Distributor paid fees to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. On May 23, 2001, the Board of Trustees of the Trust approved reducing the fee paid by the Gradison Governments Reserves Fund under the Rule 12b-1 Plan to zero and adding Gradison Government Reserves Fund to the Trust's Shareholder Servicing Plan, under which a fee of up to 0.25% of the average daily net assets of the Class G Shares could be paid to BISYS Ohio or others providing shareholder servicing.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2001

Additional information regarding related party transactions is as follows for the year ended October 31, 2001:



                                                                           Investment             Administration     Shareholder
                                                                          Advisory Fees                Fees        Servicing Fees

                                                                   Maximum
                                                                 Percentage
                                                                 of Average        Voluntary         Voluntary        Voluntary
                                                                    Daily             Fee               Fee              Fee
                                                                 Net Assets       Reductions        Reductions       Reductions
                                                                                     (000)             (000)            (000)

     Gradison Government Reserves Fund                              0.50%           $1,840             $980             $ 22
     Prime Obligations Fund                                         0.35%               --               --               21
     Financial Reserves Fund                                        0.50%               --               --               --
     Tax-Free Money Market Fund                                     0.35%               --               --               --
     Ohio Municipal Money Market Fund                               0.50%               --               --               --


5.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                           Gradison
                                          Government
                                         Reserves Fund

                                             Year
                                             Ended
                                          October 31,
                                             2001

     Capital Share Transactions:
     Trust Shares:
     Issued                                   117,609
     Issued in connection with merger         359,824
     Reinvested                                   330
     Redeemed                                (186,972)

     Total                                    290,791

     Class G Shares:
     Issued                                 8,846,531
     Issued in connection with merger       1,701,880
     Reinvested                               104,560
     Redeemed                              (8,685,474)

     Total                                  1,967,497

6.   Concentration of Credit Risk:

     The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

7.   Federal Income Tax Information (Unaudited):

     Exempt-interest dividends are as follows for the year ended October 31, 2001 (amounts in thousands):

     Tax-Free Money Market Fund                                   $19,958
     Ohio Municipal Money Market Fund                              24,918

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2001

     As of October 31, 2001, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                                            Amount      Expires

     Gradison Government Reserves                            $124         2002
     Gradison Government Reserves                               3         2006
     Prime Obligations Fund                                     3         2007
     Prime Obligations Fund                                     2         2008
     Tax-Free Money Market Fund                                 4         2006
     Tax-Free Money Market Fund                                27         2007
     Tax-Free Money Market Fund                                71         2008
     Tax-Free Money Market Fund                                 3         2009
     Ohio Municipal Money Market Fund                           5         2007

8.   Voting Results of a Special Shareholder Meeting (Unaudited):

     A special meeting of shareholders for the Victory U.S. Government Obligations Fund was held on September 13, 2001. Since quorum had not been reached at the time of the meeting, the meeting was rescheduled for September 27, 2001 to allow for further solicitation of votes. At the September 27, 2001 meeting, the shareholders voted on a proposal to reorganize the Victory U.S. Government Obligations Fund into the Victory Gradison Government Reserves Fund. The following are the results of the shareholder voting for the meeting (amounts in thousands):

                                               For   Against   Abstain  Election
                                                                         Results

     U.S. Government Obligations - Investor  214,851   5,188       24    Passed
     U.S. Government Obligations - Select    881,170  18,671   17,174    Passed

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  The Victory Portfolios:

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, and Ohio Municipal Money Market Fund (five of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Gradison Government Reserves Fund's financial highlights for each of the two years ended September 30, 1998 were audited by other auditors, whose report dated October 23, 1998, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 14, 2001

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                                      43

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                                      44

The Victory Funds
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OH-01-27-1612
Cleveland, Ohio 44114

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